   As filed with the Securities and Exchange Commission on February 19, 2003

                                                            Registration No. [_]


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-14


     [_] Pre-Effective Amendment No. __     [_] Post-Effective Amendment No. __

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                   -----------

                            NEW ENGLAND ZENITH FUND*
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 356-5015

                        (Area Code and Telephone Number)

                501 Boylston Street; Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

                                   -----------

                                 THOMAS M. LENZ
                               501 Boylston Street
                           Boston, Massachusetts 02116

                    (Name and Address of Agents for Service)

                                   -----------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                                   -----------

It is proposed that this filing will become effective on March 21, 2003 pursuant to Rule 488.

                                   -----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its State Street Research Money Market Series.

                        GENERAL AMERICAN CAPITAL COMPANY
                 700 Market Street, Saint Louis, Missouri 63101

Dear Life Insurance Policy and Annuity Contract Owners:

     The General American Capital Company will hold a special meeting of shareholders of the Money Market Fund (the "GACC Series") on April 25, 2003 at 2:00 P.M. Eastern Time at the offices of Metropolitan Life Insurance Company, 501 Boylston Street, Boston, Massachusetts 02116. At the meeting, shareholders of the GACC Series will be asked to vote on the acquisition of the GACC Series by the State Street Research Money Market Series (the "Zenith Series"), a series of the New England Zenith Fund (the "Trust"). A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement, which explains in more detail the proposal to be considered by the shareholders of the GACC Series.

     The acquisition of the GACC Series has been proposed as part of an overall plan of the insurance companies in the MetLife enterprise (the "Insurance Companies") to streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by the Insurance Companies. Like the GACC Series, the Zenith Series is currently offered only to separate accounts of the Insurance Companies. The GACC Series is currently advised by Conning Asset Management Company, while the Zenith Series is advised by MetLife Advisers, LLC and subadvised by State Street Research & Management Company. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of the GACC Series and the specific reasons it is being proposed.

     Additionally, in connection with this streamlining plan, the directors of the Zenith Series have recommended that the Zenith Series be merged into the State Street Research Money Market Portfolio (the "Met Series"), a separate series of the Metropolitan Series Fund, Inc. The Met Series and Zenith Series have identical investment objectives, policies and restrictions. The main difference is that the Trust is a Massachusetts business trust while the Metropolitan Series Fund, Inc. is a Maryland corporation like General American Capital Company. Although you will not vote on the Met Series merger, if you approve this merger and current Zenith Series shareholders approve the merger into the Met Series, your contract will ultimately be invested in the Met Series.

     Although you are not a shareholder of the GACC Series, as an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the meeting. You may give voting instructions for the number of shares of the GACC Series attributable to your life insurance policy or annuity contract as of the record time of 4:00 p.m. Eastern Time on January 31, 2003.

     YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

     Please take a few moments to review the details of the proposal. If you have any questions regarding the acquisition of the GACC Series, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement. We urge you to vote at your earliest convenience.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                Very truly yours,

                                William S. Slater
                                President

March 24, 2003

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 25, 2003

                        GENERAL AMERICAN CAPITAL COMPANY
                                MONEY MARKET FUND

      NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Money Market Fund (the "GACC Series"), a series of the General American Capital Company, will be held at 2:00 p.m. Eastern Time on April 25, 2003, at the offices of Metropolitan Life Insurance Company, 501 Boylston Street, Boston, Massachusetts 02116 for these purposes:

            1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the GACC Series to, and the assumption of all of the liabilities of the GACC Series by the State Street Research Money Market Series (the "Zenith Series"), a series of the New England Zenith Fund, in exchange for shares of the Zenith Series and the distribution of such shares to the shareholders of the GACC Series in complete liquidation of the GACC Series.

            2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

      Shareholders of record as of 4:00 p.m. Eastern Time on January 31, 2003 are entitled to notice of and to vote at the meeting and any adjourned session.

                                By order of the Board of Directors,

                                Christopher A. Martin
                                Secretary

March 24, 2003

      NOTICE: YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                 March 24, 2003

Acquisition of the Assets and Liabilities of the General American Capital
Company
Money Market Fund
c/o General American Capital Company
700 Market Street
Saint Louis, Missouri 63101
1-800-638-9294

By and in Exchange for Shares of the New England Zenith Fund State Street Research Money Market Series
c/o New England Zenith Fund
501 Boylston Street
Boston, Massachusetts 02116
1-800-356-5015

                                                 TABLE OF CONTENTS
Introduction .................................................................................................    4
I.       Questions and Answers ...............................................................................    7
II.      Proposal:  Merger of the GACC Series into the Zenith Series .........................................    7
         The Proposal ........................................................................................    7
         Principal Investment Risks ..........................................................................    7
         Information about the Merger ........................................................................    7
         Shares to be Issued .................................................................................    8
         Reasons for the Merger ..............................................................................    8
         Information About the Adviser and Subadviser ........................................................   10
         Performance Information .............................................................................   10
         Information About the Rights of Shareholders ........................................................   11
         Federal Income Tax Consequences .....................................................................   15
         Required Vote for the Proposal ......................................................................   16
III.     General Information .................................................................................   16
         Voting Information ..................................................................................   16
         Costs of Merger .....................................................................................   18
Appendix A  Form of Merger Agreement .........................................................................   A-1
Appendix B  Information About the New England Zenith Fund and the New England Zenith Fund State Street
         Research Money Market Series ........................................................................   B-1
Appendix C  Capitalization ...................................................................................   C-1

Introduction

      This Prospectus/Proxy Statement contains information you should know before voting on the proposed merger of the Money Market Fund (the "GACC Series"), a series of the General American Capital Company (the "Company"), into the State Street Research Money Market Series (the "Zenith Series," and, together with the GACC Series, the "Series"), a series of the New England Zenith Fund (the "Trust"), to be considered at a Special Meeting of Shareholders of the GACC Series (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on April 25, 2003, at the offices of Metropolitan Life Insurance Company, 501 Boylston Street, Boston, Massachusetts 02116. This document is being provided to you on behalf of the board of directors of the Company in order to solicit your vote in connection with the Meeting. Please read this Prospectus/Proxy Statement and keep it for future reference.

      This Prospectus/Proxy Statement relates to the proposed merger of the GACC Series into the Zenith Series (the "Merger"). Please note that, although the Merger is being referred to as a "merger," technically it will take the form of an asset sale transaction. The GACC Series and the Zenith Series are each diversified series of registered, open-end management investment companies. Shares of each Series are currently offered only to separate accounts established by General American Life Insurance Company, Security Equity Life Insurance Company, New England Life Insurance Company, Metropolitan Life Insurance Company ("MetLife") or other affiliated insurance companies (the "Insurance Companies"). Each Insurance Company as the legal owner of shares of the GACC Series has the right to vote those shares at the Meeting. Although you are not a shareholder of the GACC Series, as an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the Meeting.

      If the Merger occurs, your contract will be invested in shares of the Zenith Series. Like the GACC Series, the Zenith Series seeks a high level of current income consistent with preservation of capital. If the Agreement and Plan of Reorganization (attached hereto as Appendix A (the "Merger Agreement")) is approved by the shareholders of the GACC Series and the Merger occurs, the GACC Series will transfer all of its assets and liabilities to the Zenith Series in exchange for shares of the Zenith Series. The exchange, which will be effected on the basis of the relative net asset values of the two funds, will be followed immediately by the distribution of the shares of the Zenith Series received by the GACC Series to the shareholders of the GACC Series in complete liquidation of the GACC Series. It is expected that the Merger will be treated as a tax-free reorganization.

      Additionally, the trustees of the Trust have recommended that the current beneficial owners of the Zenith Series approve an Agreement and Plan of Reorganization whereby the Zenith Series would be merged into the State Street Research Money Market Portfolio (the "Met Series"), a series of the Metropolitan Series Fund, Inc. (the "Metropolitan Series Fund"), as part of the overall plan to streamline the investment offerings underlying the variable life insurance and variable annuity contracts offered by the Insurance Companies. If the Zenith Series merges into the Met Series, your contract will ultimately be invested in shares of the Met Series, which would have the same investment objectives as the Zenith Series. Like the Company, the Metropolitan Series Fund is a Maryland corporation.

      Please review the information about the Zenith Series in Appendix B of this Prospectus/Proxy Statement. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

  . The Prospectus of the GACC Series dated May 1, 2002.

  . The Statement of Additional Information of the GACC Series dated May 1,
    2002.

  . The Statement of Additional Information of the Zenith Series dated May 1,
    2002.

  . The Statement of Additional Information of the Zenith Series dated March 24,
    2003 relating to the Merger.

      The GACC Series has previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above relating to the GACC Series, please call 1-800-638-9294 or write to the GACC Series at General American Capital Company, 700 Market Street, Saint Louis, Missouri 63101. For a free copy of the documents listed above relating to the Zenith Series, please call 1-800-356-5015 or write to the New England

Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116. Text-only versions of all the GACC Series and Zenith Series documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about each Series by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            I. Questions and Answers

      The following questions and responses provide an overview of key features of the Merger and of the information contained in this combined Prospectus/Proxy Statement. Please review the full Prospectus/Proxy Statement prior to completing your voting instructions.

1.    What is being proposed?

      The Directors of the GACC Series (the "Directors") are recommending that the GACC Series merge into the Zenith Series. This means that the Zenith Series would acquire all of the assets and liabilities of the GACC Series in exchange for shares of the Zenith Series having an aggregate net asset value equal to GACC Series' net assets. If the Proposal is approved, each Insurance Company separate account that owns shares of the GACC Series will receive shares of the Zenith Series with an aggregate net asset value equal to the aggregate net asset value of its GACC Series shares as of the business day before the closing of the Merger. As a result, your variable life insurance or annuity contract will be invested in Zenith Series shares, rather than in GACC Series shares, beginning at the closing of the Merger. The Merger is currently scheduled to take place on or around April 28, 2003. If the proposed Merger of the Zenith Series into the Met Series occurs, your contract will be invested in shares of the Met Series, beginning April 28, 2003.


2.    Why is the Merger being proposed?

      The Directors recommend approval of the Merger because the Insurance Companies have decided to discontinue the use of the GACC Series as an investment option for their variable life and variable annuity products. The Directors believe that the Merger offers shareholders of the GACC Series the opportunity for an investment in a larger, combined fund with similar investment objectives and strategies and the potential for improved efficiencies. Please review "Reasons for the Merger" in the Proposal section of this Prospectus/Proxy Statement for a more detailed description of the factors considered by the Directors.

3. How do the management fees and expenses of the Series compare and what are they estimated to be following the Merger?

      Shares of each Series are sold and redeemed at a price equal to their net asset value without any sales charge. The following table allows you to compare the management fees and expenses of the GACC Series and the Zenith Series and to analyze the estimated expenses that the Trust expects the combined Series to bear in the first year following the Merger. The Annual Series Operating Expenses shown in the table below represent expenses incurred by each Series for its last fiscal year ended December 31, 2002, which are deducted from the assets of each Series. The table does not reflect any of the charges associated with the separate accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts. Please see "Reasons for the Merger" on pages 8-9 for additional information regarding expenses for each Series both before and after the proposed Merger.

Annual Series Operating Expenses
(deducted directly from assets of the Series)



                                                     GACC Series*        Zenith Series         Zenith Series
                                                  ------------------  ------------------------------------------
                                                                                            (pro forma combined)
                                                                            Class A               Class A
                                                  ------------------  ------------------------------------------

Management Fee (%)                                              0.12%            0.35%             0.35%
Distribution and Service (12b-1) Fees (%)                       0.00%            0.00%             0.00%
Other Expenses (%)                                              0.08%            0.08%             0.05%
Total Annual Fund Operating Expenses (%)                        0.20%            0.43%             0.40%

* These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the GACC Series at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the GACC Series Other Expenses and Total Annual Fund Operating Expenses would be materially higher.

Example Expenses

       The following Example helps you compare the cost of investing in the GACC Series and the Zenith Series currently with the cost of investing in the combined fund on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:


.. $10,000 initial investment

.. 5% total return for each year

.. Each Series' operating expenses remain the same as during the year ended
  December 31, 2002

.. Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                 1 Year        3 Years       5 Years       10 Years
                                               ----------    -----------   -----------   ------------
GACC Series**                                     $20             $64         $113          $255
Zenith Series Class A                             $44             $138        $241          $542
Zenith Series (pro forma combined) Class A        $41             $128        $224          $505

 ** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the GACC Series would be materially higher.

       The above discussion of pro forma Annual Series Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Zenith Series will remain in place; and (2) certain duplicate costs involved in operating the GACC Series are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

4. How do the investment objectives, strategies and policies of the GACC Series and the Zenith Series compare?

       The GACC Series and the Zenith Series have generally similar investment objectives. This table shows the current investment objectives of each Series and the primary investment strategies used by Conning Asset Management Company ("Conning"), adviser to the GACC Series, and State Street Research & Management Company ("State Street Research"), the subadviser to the Zenith Series, to achieve each Series' investment objective:

                    The GACC Series                                               The Zenith Series
--------------------------------------------------------   ---------------------------------------------------------------
Investment Objective: The GACC Series seeks to provide     Investment Objective: The Zenith Series seeks a high
the investor with current income consistent with           level of current income consistent with preservation of
preservation of capital and maintenance of liquidity.      capital.

                    The GACC Series                                               The Zenith Series
--------------------------------------------------------   ---------------------------------------------------------------
Primary Investment Strategies:                             Primary Investment Strategies:
The GACC Series seeks to achieve its objective as          The Zenith Series seeks to achieve its objective as follows:
follows:
..  The Series invests primarily in high quality,
   short-term money market instruments with minimal        .  The Series invests in the highest quality, short-term
   credit risks.  The GACC Series purchases securities        money market instruments or in U.S. government securities.
   that meet the quality, maturity, and diversification
   requirements applicable to money market funds.          .  The Series may invest in commercial paper and asset-backed securities, including those issued in Rule 144A and other
                                                              private placement transactions.

                                                           .  Effective May 1, 2002, the Series may also invest in U.S.
                                                              dollar-denominated securities issued by foreign companies
                                                              or banks or their U.S. affiliates.

       The following compares the primary investment strategies that each Series uses to achieve its investment objective:

.. Unlike the GACC Series, a primary investment strategy of the Zenith Series will be to invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates.

       The Series have similar fundamental and non-fundamental investment policies. However, in some cases, the Zenith Series is subject to less restrictive investment policies than the GACC Series. Investment policies of the GACC Series that are more restrictive than the Zenith Series relate to investment in other investment companies, borrowing, lending of portfolio securities and selling uncovered call options and put options. For more information about the investment restrictions of the GACC Series, see the Prospectus and Statement of Additional Information of the GACC Series, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the Zenith Series, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the Zenith Series, which is incorporated by reference.

5. How do the shares of the Zenith Series to be issued compare with shares of the GACC Series if the Merger occurs?

       Shares of both Series are currently offered only to separate accounts of the Insurance Companies. There is currently only one class of shares of the GACC Series outstanding. The Zenith Series currently has Class A, Class B and Class E shares outstanding. Class A shares differ from the other classes of shares of the Zenith Fund in that Class A shares (unlike the other classes) bear no shareholder servicing or distribution (12b-1) fees. The Insurance Companies will receive Class A shares in exchange for their shares in the GACC Series. The Merger will not affect your rights under your variable life insurance or annuity contract to purchase, redeem and exchange shares. Dividends and distributions of each Series are automatically reinvested in additional shares of the respective Series.

6.     What are the federal income tax consequences of the Merger?

       Provided that the contracts funded through separate accounts of Insurance Companies qualify as annuity or life insurance contracts under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") or life insurance contracts under Section 7702 of the Code, the Merger will not create any tax liability for owners of the contracts. The Merger will be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the GACC Series or its shareholders as a result of the Merger. The aggregate tax basis of the Zenith

Series shares received by the GACC Series shareholders will be the same as the aggregate tax basis the GACC Series shareholders held in their GACC Series shares immediately before the Merger. For more information, see "Federal Income Tax Consequences."

7. How will an investment in the Met Series differ from an investment in the Zenith Series?

       The major difference between the Met Series and the Zenith Series is in the organization of the legal entities. The Met Series is part of the Metropolitan Series Fund, a Maryland corporation, while the Zenith Series is part of the Trust, a Massachusetts business trust. For more information on the differences between these entities, see "Information About the Rights of Shareholders." Both have the same advisers and subadvisers, and the same investment objectives, policies and restrictions. The exchange of shares in the Zenith Series for shares of the Met Series will be for shares of the same class and will have the same federal income tax consequences as are outlined above.


                                  II. Proposal:
                Merger of the GACC Series into the Zenith Series

The Proposal

       You are being asked to approve the Merger Agreement dated as of February 14, 2003. The Merger Agreement is attached as Appendix A to this
Prospectus/Proxy Statement. By approving the Merger Agreement, you are approving the Merger of the GACC Series into the Zenith Series under the Merger Agreement.

Principal Investment Risks

   What are the principal investment risks of the Zenith Series, and how do they compare with the GACC Series?

       Because the Series have similar objectives and strategies, the principal risks associated with each Series are similar. An investment in either Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Both Series are subject to the risk of a general decline in U.S. fixed-income securities markets and the poor performance of individual money market securities, which could lower the return on your investment. However, the Zenith Series is subject to the additional risks associated with investments in foreign securities, as such securities may be subject to less regulation and additional regional, national and currency risks. It is possible to lose money by investing in either Series. For more information about the principal investment risks of the Zenith Series, please see Appendix B of this Prospectus/Proxy Statement. The actual risks of investing in each Series depend on the securities held in each Series' portfolio and on market conditions, both of which change over time.

Information about the Merger

   Terms of the Merger Agreement

       If approved by the shareholders of the GACC Series, the Merger is expected to occur on or around April 28, 2003, pursuant to the Merger Agreement attached as Appendix A to this Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Merger Agreement:

       . The GACC Series will transfer all its assets and liabilities to the Zenith Series in exchange for Class A shares of the Zenith Series (the "Merger Shares").

       . The Merger will occur on the next business day after the time when the assets of each Series are valued for purposes of the Merger (the "Valuation Date") (currently scheduled to be the close of regular trading on the New York Stock Exchange on April 25, 2003 or such other date and time as the parties may determine).

       . The exchange, which will be effected on the basis of the relative net asset values of the two Series, will be followed immediately by the distribution of the Merger Shares to the shareholders of the GACC Series in complete liquidation of the GACC Series.

       . After the Merger, the GACC Series will be terminated, and its affairs will be wound up in an orderly fashion.

       . The Merger requires approval by the GACC Series' shareholders and satisfaction of a number of other conditions; the Merger may be terminated by the Directors of the Company or the Trustees of the Trust in certain circumstances, including upon a determination by the Directors of the Company or by the Trustees of the Trust, that termination is in the best interests of the shareholders of the GACC Series or the Zenith Series, respectively.

      A shareholder who objects to the Merger will not be entitled under Maryland law or the Articles of Incorporation of the GACC Series to demand payment for, or an appraisal of, his or her shares.

Shares to be Issued

      If the Merger occurs, the Insurance Companies, as shareholders of the GACC Series, will receive Class A shares of the Zenith Series. The Class A Zenith shares issued in the Merger will have an aggregate net asset value equal to the aggregate net asset value of the current shares of the GACC Series as of the Valuation Date. Procedures for purchasing and redeeming shares will not change as a result of the Merger. Following the Merger:

       . You will have the same exchange options as you currently have.

       . You will have voting rights generally similar to those you currently have, but with respect to the Zenith Series (although the Zenith Series employs so-called "dollar-based voting," which means that each shareholder receives one vote for each dollar invested).

      Information concerning the capitalization of each of the Series is contained in Appendix C.

Reasons for the Merger

      The Directors of the Company (collectively, the "GACC Directors), including all Directors who are not "interested persons" of the Company, have determined that the Merger would be in the best interests of the GACC Series and that the interests of existing shareholders of the GACC Series would not be diluted as a result of the Merger. The GACC Directors have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Merger Agreement, which is attached as Appendix A to this Prospectus/Proxy Statement.

      The Merger is proposed by General American Life Insurance Company. The overall purpose of the Merger is to (i) help streamline and rationalize the investment offerings underlying the variable life insurance and variable annuity contracts offered by MetLife and its affiliated Insurance Companies and (ii) to achieve certain ongoing operating expense savings for shareholders that are expected to result from combining the assets of the GACC Series and the Zenith Series into a single, larger asset pool.

      In electing to approve the Agreement and recommend them to shareholders of the GACC Series, the GACC Directors acted upon information provided to them, indicating that the proposed Merger were in the best interests of the GACC Series' shareholders. In particular, the GACC Directors were provided with the following reasons for the GACC Series to enter into the Merger:

       . Participation in a Larger Fund Complex: The Directors were informed that the Merger would, if effected, result in a mutual fund complex consisting of seventeen portfolios (thirty-six portfolios following the Zenith Series' Merger with the Met Series) and total anticipated assets in excess of $16.6 billion. GACC Series shareholders would find general compatibility of the GACC Series' and the Zenith Series' investment objectives, policies and shareholder services.

         In addition, the Directors received information to the effect that a larger, more diverse complex can appeal to more Insurance Companies, may be able to achieve economies of scale more quickly or efficiently, and may be able to reduce costs by taking advantage of its relatively larger size.

     . Tax-Free Nature of Mergers; Lack of Dilution: The Directors were informed that the proposed Merger would occur only if it could be accomplished without resulting in the imposition of federal income taxes on the GACC Series or its shareholders.

          In addition, the Directors received representations from MetLife to the effect that MetLife or its affiliates would pay the GACC Series' costs of the proposed Merger. Finally, the Directors were informed that the interests of the GACC Series' shareholders would not be diluted as a result of the proposed Merger, and that the shareholders of the GACC Series would receive shares of the Zenith Series equal in value to the market value of the GACC Series' assets.

     . Fees and Expenses: The Directors were provided with information regarding fees, expenses and other considerations regarding the proposed Merger of the GACC Series with the Zenith Series. MetLife informed the Directors that although the total expense ratio of the GACC Series was lower than the total expense ratio projected for the Zenith Series, the projected expense ratio of the combined Series is significantly lower than the industry average for funds with similar investment objectives.

          The Directors also noted that the Company currently operates under an arrangement whereby General American provides all fund-related services and pays all fund-related expenses for a fixed percentage of assets pursuant to a Management Service Agreement ("Service Agreement"). It was represented to the Directors that, unlike the fixed-rate Service Agreement with the Company, the more common arrangement in the mutual fund industry is where the fund contracts for its own custody, legal, audit and other services and pays the expenses associated with those services, resulting in a floating expense rate where expense ratios generally rise or fall as asset levels fall or rise. MetLife informed the Directors that because of the fixed-rate Service Agreement, the GACC Series has benefited from subsidization by General American in the form of administration and service fees well below industry average and actual cost. The Directors were told that, for these reasons, General American is no longer willing to subsidize the GACC Series, and, therefore, will renegotiate the Service Agreement if General American were to continue providing these services past the planned date of the proposed Merger. The Directors were informed that such a renegotiation would result in the GACC Series paying a market rate administration fee and directly paying the actual costs incurred for custody, audit, financial printing, directors' fees and insurance. It was represented to the Directors that these fees would be significantly higher than the fixed costs currently paid by the GACC Series, and that, as a result (as well as a result of the factors discussed in the following paragraph), if the Merger is not consummated, the GACC Series would be likely to incur ongoing operating expenses beginning later in 2003 that are significantly higher (as a percentage of assets) than its current operating expenses.

          The Directors were also informed that MetLife and its affiliated Insurance Companies have decided to no longer offer the GACC Series as an investment option under new variable life insurance and annuity contracts. They were also told that MetLife had decided to no longer offer the GACC Series as an investment option for new investments under existing contracts. Additionally, the Directors were informed that MetLife has decided to redeem group pension assets for which it exercises investment discretion that are currently invested in the Company. It was represented to the Directors that the magnitude of the redemption involved (approximately 65% of the GACC Series) together with the lack of new investments would greatly increase the per share expenses borne by the remaining shareholders of the GACC Series and that the GACC Series was less viable at the resulting asset level.

     The GACC Directors considered the differences in the investment objectives, policies and strategies and the related risks of the GACC Series and the Zenith Series. The GACC Directors also considered the historical investment performance results of the Zenith Series. In this connection, they noted that no assurance can be given that the Zenith Series will achieve any particular level of performance after the Merger.


     In addition, the GACC Directors considered the investment advisory fee and expense ratio of the Zenith Series. Despite the increase in the expense ratio at current asset levels, the GACC Directors determined, on balance, that the Merger was in the best interests of the GACC Series and its shareholders.

     The GACC Directors also considered similar information about the Met Series in making their determination.

Information About the Adviser and Subadviser

     Conning is the investment adviser to the GACC Series. MetLife Advisers is the investment adviser to the Zenith Series. MetLife Advisers has contracted with State Street Research as subadviser to make the day-to-day investment decisions for the Zenith Series. MetLife Advisers is responsible for overseeing State Street Research's management of the Zenith Series and for making recommendations to the Trustees as to whether to retain State Street Research as subadviser from year to year. The Merger will result in a change from Conning as investment adviser to MetLife Advisers as investment adviser with State Street Research as subadviser, if approved by the Shareholders.


     The address of Conning is 185 Asylum Street, Hartford, Connecticut 06103. The address of State Street Research is One Financial Center, Boston, Massachusetts 02111.

Performance Information

     The charts below show the percentage gain or loss in each calendar year for the last ten years of the GACC Series and the Zenith Series for Class A shares, the only class outstanding of the GACC Series. The table following the bar chart lists each Series' average annual total return for Class A shares for the one-year, five-year and ten-year periods ending December 31, 2002.


     The charts and tables should give you a general idea of how each Series' return has varied from year to year. They include the effects of Series expenses, but do not reflect insurance product fees or other charges. Returns would be lower if these charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results.

GACC Series Money Market Fund


              1993   1994  1995   1996   1997   1998   1999   2000   2001  2002
Total Return  3.07%  4.21% 5.96%  5.51%  5.70%  5.62%  5.20%  6.45%  4.05% 1.65%

     During the period shown above, the highest quarterly return was 1.63% for the fourth quarter of 2000, and the lowest quarterly return was 0.37% for the fourth quarter of 2002.


Average Annual Returns for Periods Ending December 31, 2002

                                Past 1 year           Past 5 years            Past 10 years
                               -------------         --------------          ---------------
Money Market Fund                       1.65%                  4.58%                    4.73%
91 Day T-Bill                           1.68%                  4.07%                    4.33%

State Street Research Money Market Series


              1993  1994  1995   1996   1997   1998   1999   2000   2001  2002
Total Return  2.99% 3.97% 5.70%  5.13%  5.25%  5.25%  4.92%  6.22%  3.94%  1.43%

     During the period shown above, the highest quarterly return was 1.61% for the third quarter of 2000, and the lowest quarterly return was 0.33% for the fourth quarter of 2002.


Average Annual Returns for Periods Ending December 31, 2002

                                                       Past 1 year        Past 5 years      Past 10 years
                                                      -------------      --------------    ---------------
State Street Research Money Market Series                      1.43%               4.34%              4.47%
91 Day T-Bill                                                  1.68%               4.07%              4.33%

     On July 1, 2001, State Street Research replaced Back Bay Advisors, L.P. ("Back Bay Advisors") as subadviser to the Zenith Series. The performance information shown above reflects the management of both Back Bay Advisors and State Street Research.

Information About the Rights of Shareholders

The following is a summary of the major differences between the governing documents and laws applicable to: the Trust (of which the Zenith Series is a part) and the Company (of which the GACC Series is a part); and the Company and the Metropolitan Series Fund (of which the Met Series is a part).

A. The Trust and the Company

Organization

     The Company is organized as a Maryland corporation and the Trust is organized as a Massachusetts business trust. Except as otherwise noted below, the provisions of Massachusetts law and the Declaration of Trust (the "Zenith Declaration of Trust") and Bylaws (the "Zenith Bylaws") of the Trust are substantially similar in material respects to those of Maryland law and the Articles of Incorporation (the "GACC Articles") and Bylaws (the "GACC Bylaws") of the Company. Both the Trust and the Company are registered open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").

   Shareholder Voting--Generally

     Under Maryland law, the GACC Articles and the GACC Bylaws, shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements, ratifying the selection of independent public accountants, approving distribution agreements, approving amendments to the Company's charter and authorizing extraordinary corporate actions. The GACC Articles provide that capital stock of the Company that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by series or class, except when otherwise required by law or if only one or more particular series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. Maryland law provides that a corporation's charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under the GACC Articles and the GACC Bylaws, any corporate action to be taken by a shareholder vote is authorized by a majority of shareholders entitled to vote on the matter, subject to applicable laws, regulations, or rules or orders of the SEC.

     Under the Zenith Declaration of Trust, shareholders have the power to vote
(i) for the election of Trustees, (ii) with respect to amendment of the Zenith Declaration of Trust, (iii) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or its shareholders, (iv) with respect to the termination of the Trust or any series or class, (v) to remove Trustees from office in certain circumstances, and (vi) with respect to such additional matters relating to the Trust as may be required by the Zenith Declaration of Trust, the Zenith Bylaws or any registration with the SEC or any state, or as the Trustees may consider necessary or desirable. The Zenith Declaration of Trust states that on all matters submitted to a shareholder vote, all shares of the Trust entitled to vote, except as provided by the Zenith Bylaws, are voted in the aggregate as a single class except when (i) otherwise required by the 1940 Act or when the Trustees determine that the matter affects one or more series or classes materially differently, and (ii) when the matter affects only the interests of one or more series or classes. Shareholders of any particular series or class of the Trust are not entitled to vote on matters that do not affect that series or class. Each whole share (or fractional share) of the Trust outstanding on the record date is entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the Record Time. For example, a share having a net asset value of $10.50 would be entitled to 10.5 votes. Under the Zenith Declaration of Trust, as described below, the required vote of shareholders depends on the action to be taken.

   Shareholder Meetings

     The GACC Bylaws permit a special meeting of the shareholders to be called by for any purpose by a majority of the Board of Directors, the Chairman of the Board or the President. In addition, the GACC Bylaws allow the President to call a special meeting at the request of the holders of 25% of the outstanding shares entitled to vote at such meeting. The Zenith Declaration of Trust allows for shareholder meetings to be called by the Trustees. The Zenith Declaration of Trust also allows shareholders to act without a meeting upon the written consent of shareholders holding a majority of the shares entitled to vote on the matter.

   Quorums

     The GACC Bylaws provide that a majority of the shares entitled to vote constitutes a quorum at shareholder meetings. The Zenith Declaration of Trust provides that 40% of shares entitled to vote constitutes a quorum at a shareholder meetings.


   Removal of Trustees, Directors and Officers

     Pursuant to Maryland law and the GACC Bylaws, any Director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast. The Zenith Declaration of Trust provides that a Trustee may be removed by a vote of holders of two-thirds of the outstanding shares, either by a written declaration filed with the Trust's custodian or at a meeting called for such purpose. The Trustees must call a such meeting upon the written request of holders of at least 10% of the outstanding shares.

   Indemnification of Trustees, Directors and Officers

     Pursuant to the GACC Bylaws, the Company shall indemnify current and former directors, officers and employees of the Funds, to the extent permitted by applicable law, against all judgments, fines, penalties, settlements and reasonable expenses incurred in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, administrative or investigative, in which they may become involved as a party or otherwise by reason of being or having been a director, officer or employee. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Personal Liability").

     Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board, in which designation directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or
(iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director's expenses in cases involving Corporate Liability or Personal Liability. In addition, no indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty under the GACC Bylaws.

     Similarly, under the Zenith Bylaws, the Trust shall indemnify current and former directors and officers against all liabilities and expenses incurred by reason of their service as a director or officer of the Series. The Trust will not provide indemnification to any person: (i) adjudicated by a court not to have acted in good faith in the reasonable belief that his or her actions were in the best interests of the Trust, (ii) held to be liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (iii) in the event of a settlement, unless such settlement is found to be in the best interests of the Series by (a) a disinterested majority of Trustees, (b) a majority of the disinterested Trustees (along with a written opinion of independent legal counsel), (c) a disinterested person selected by the Trustees (along with a written opinion of independent legal counsel), or (d) a vote of a majority of the shareholders (not including the person seeking indemnification). The Zenith Bylaws also provide that expenses may be paid in advance so long as such amounts are repaid to the Trust if it is determined that such payments are not authorized under such Bylaws. Also, the Zenith Bylaws provide that the indemnification rights are not exclusive, and do not affect any other rights to which persons seeking indemnification may be entitled.

     In connection with the proposed Merger, MetLife has agreed to provide up to $10 million in indemnification coverage for the Company's Directors to the extent that (i) the Company would have been obligated to indemnify the Directors under its Bylaws; and (ii) the assets of the Zenith Series (or Met Series) are insufficient.

   Personal Liability

     Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Zenith Declaration of Trust disclaims shareholder liability for acts or obligations of the Zenith Series and requires that notice of such disclaimer be given in each agreement, undertaking or obligation entered into or executed by the Trust or the Trustees. The Zenith Declaration of Trust that any shareholder held personally liable solely by reason of his or her being or having been a shareholder of the Trust shall be indemnified out of the property of the series (or attributable class) of which he or she is or was a shareholder for all such loss and expense. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations. The likelihood of such a circumstance is considered remote.

   Termination

     Under Maryland law, a corporation with stock outstanding may be voluntarily dissolved by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. A corporation with no outstanding stock may be terminated upon the vote of the majority of the Directors.

     Under the GACC Articles, if in the sole determination of the Board of Directors, the continuation of the offering of a series or a class of the Company is no longer in the best interests of the Company, the Company may cease offering such series or class and may, by a majority vote of the Board of Directors, require the redemption of all outstanding shares of such series or class upon thirty days prior written notice to shareholders, subject to applicable laws.

     By contrast, the Zenith Declaration of Trust provides that the Trust may be terminated at any time by a vote of at least 66 2/3% of the shares entitled to vote, or by the Trustees by written notice to the shareholders. Any series or class of the Trust may be terminated at any time by vote of at least 66 2/3% of the shares of that series or class, or by the Trustees by written notice to shareholders of that series or class. In addition, the Zenith Declaration of Trust provides that at any time that there are no shares outstanding of a particular series or class, the Trustees may amend the Declaration of Trust to abolish the series or class.

   Amendments

     Maryland law generally provides that an amendment to the charter must be ratified by a vote of at least two-thirds of all shareholders. Maryland law provides that a majority of the board of directors may, without a shareholder vote, (1) change the name of the corporation, or (2) change the name or par value of any class or series of the corporation's stock and the aggregate par value of the corporation's stock. The GACC Bylaws may be amended by a majority vote of shareholders, although certain bylaws of the Company may be amended by a majority of the Board of Directors.

     The Zenith Declaration of Trust may be amended by a vote of a majority of the shares entitled to vote, although the Trustees may amend the Zenith Declaration of Trust without a shareholder vote for the purpose of (i) responding to or complying with any regulation, order, ruling or interpretation of any governmental agency or law, or (ii) designating and establishing series and classes. The Zenith Bylaws may be amended by action of a majority of the Trustees.

   Rights of Inspection

     Under Maryland law, any shareholder of the Company may inspect and copy during usual business hours the GACC Articles and the GACC Bylaws and the minutes, annual reports and voting trust agreements on file at the

Company's principal office. Under Maryland law, shareholders owning at least 5% of the Company's shares who have been shareholders of record for at least six months also have the right to inspect the books of account and stock ledger of the Company and request a statement of the Company's affairs. Massachusetts law, the Zenith Declaration of Trust and the Zenith Bylaws do not provide for any inspection rights.

   Distributions

     Maryland law provides that a distribution may not be made by the Company if, after giving effect to it, (i) the Company would not be able to pay its indebtedness as such indebtedness becomes due in the usual course of business; or (ii) the Company's total assets would be less than the sum of the Company's total liabilities plus the amount that would be needed if the Company were to be dissolved at the time of the distribution to satisfy any preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the distribution. Massachusetts law, the Zenith Articles and the Zenith Bylaws contain no comparable restrictions.

   Subadvisers

     The Trust relies upon an exemptive order from the SEC that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of MetLife Advisers, or the Trust, as the case may be, without obtaining shareholder approval. The Trustees must approve any new subadvisory agreements under the exemptive order, and the Trust must also comply with certain other conditions.

     The exemptive order also permits the Trust to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Trustees. The Trust will notify shareholders of any subadviser changes and any other event of which notification is required under the order. GACC does not rely on such an exemptive order, so that all changes of subadviser, or amendment to subadvisory agreements, require a shareholder vote, except as otherwise permitted by SEC rules or interpretations.

B. The Company and the Metropolitan Series Fund

   Organization

     The Company and the Metropolitan Series Fund are organized as Maryland corporations. Both the Company and the Metropolitan Series Fund are registered open-end management investment companies under the 1940 Act.

   Shareholder Voting--Generally

     The GACC Articles and the Articles of Incorporation of the Metropolitan Series Fund (the "Met Articles") provide that all shares of all series shall vote as a single class, and not by series or class, except when otherwise required by law or if only one or more particular series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. The Met Articles specify that the Board, in its sole discretion, determines whether only one or more particular series or classes is affected by the matter under consideration, while the GACC Articles do not specify how this determination is to be made.

   Shareholder Meetings

     The By-Laws of the Metropolitan Series Fund (the "Met Bylaws") require an annual meeting of shareholders only in years in which shareholder action is needed on any one or more of the following: (1) the election of directors; (2) approval of an investment advisory agreement; (3) ratification of the selection of independent auditors; or (4) approval of a distribution agreement. Thus, the Metropolitan Series Fund is not required to hold a shareholder meeting each year. Similarly, the GACC Bylaws do not require an annual meeting be held each year providing instead that an annual meeting of shareholders for the purpose of electing directors and such other business as may come before the meeting be held at such time as the GACC Directors may determine.

     The Met Bylaws permit a special meeting of the shareholders to be called for any purpose by a majority of the board of directors, the chairman of the board or the president. In addition, the Met Bylaws allow for shareholders to act by written consent in lieu of a meeting upon written consent signed by the holders of all outstanding stock having voting power. By contrast, the GACC Bylaws also allow for special shareholder meetings to be called by the president of the Company at the request of the holders of 25% of the outstanding shares entitled to vote.

   Quorums

     Unlike the Met Bylaws, which provide that one-third of the directors (but no fewer than two) constitutes a quorum for the transaction of business, the GACC Bylaws provide that a majority of directors constitutes a quorum for the transaction of business.

   Indemnification of Directors and Officers

     Pursuant to Maryland law and the Met Bylaws, the Metropolitan Series Fund shall indemnify current and former directors and officers of the Metropolitan Series Fund to the extent permitted by Maryland law. The GACC Bylaws indemnify current and former directors, officers and employees of the Company, to the extent permitted by applicable law, against all judgments, fines, penalties, settlements and reasonable expenses incurred in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, administrative or investigative, in which they may become involved as a party or otherwise by reason of being or having been a director, officer or employee.

     Other than for directors, the Metropolitan Series Fund is required to indemnify or advance expenses only to the extent specifically approved by resolution of the Board of Directors. In addition, no indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Met Bylaws also provide that no advance payment is provided unless the director or officer undertakes to repay the advance unless (A) it is determined that such director or officer is entitled to the indemnification, and (B)(i) the director or officer provides a security for the undertaking, (ii) the Metropolitan Series Fund is insured against losses arising from any unlawful advance, or (iii) a majority of a quorum of the disinterested non-party directors, or an independent legal counsel by written opinion, determines that there is no reason to believe that the person will be found to be entitled to the indemnification.

     Subadvisers

     The Metropolitan Series Fund relies upon an exemptive order from the SEC that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new sub-adviser that is not an affiliate of MetLife Advisers or the Metropolitan Series Fund without obtaining shareholder approval. The Metropolitan Series Fund's Directors must approve any new subadvisory agreements under the exemptive order, and the Metropolitan Series Fund must also comply with certain other conditions.

     The exemptive order also permits the Metropolitan Series Fund to continue to employ an existing sub-adviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Metropolitan Series Fund's Directors. The Metropolitan Series Fund will notify shareholders of any sub-adviser changes and any other event of which notification is required under the order. The Company does not rely on such an exemptive order, so that all changes of subadviser, or amendment to subadvisory agreements, require a shareholder vote except as otherwise permitted by SEC rule or interpretation.

Federal Income Tax Consequences

     Provided that the contracts funded through the separate accounts of the Insurance Companies qualify as annuity contracts under Section 72 of the Code or as life insurance contracts under Section 7702 of the Code, the Merger will not create any tax liability for owners of the contracts.

     The closing of the Merger will be conditioned on receipt of an opinion from Ropes & Gray to the effect that, on the basis of existing law under specified sections of the Code, for federal income tax purposes:

     . the Merger will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Zenith Series and the GACC Series will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

     . under Section 361 of the Code, no gain or loss will be recognized by the GACC Series upon the transfer of its assets to the Zenith Series in exchange for the Zenith Series shares and the assumption by the Zenith Series of the GACC Series' liabilities, or upon the distribution of such Zenith Series shares to the shareholders of the GACC Series;

     . under Section 1032 of the Code, no gain or loss will be recognized by the Zenith Series upon the receipt of the assets of the GACC Series in exchange for the assumption of the obligations of the GACC Series and issuance of the Zenith Series shares;

     . under Section 362(b) of the Code, the tax basis of the assets of the GACC Series acquired by the Zenith Series will be the same as the basis of those assets in the hands of the GACC Series immediately prior to the transfer;

     . under Section 1223(2) of the Code, the holding period of the assets of the GACC Series in the hands of the Zenith Series will include the period during which those assets were held by the GACC Series;

     . under Section 354 of the Code, the GACC Series shareholders will recognize no gain or loss upon exchange of their shares of the GACC Series for the Zenith Series shares;

     . under Section 358 of the Code, the aggregate tax basis of the Zenith Series shares to be received by each shareholder of the GACC Series will be the same as the aggregate tax basis of the shares of the GACC Series exchanged therefor;

     . under Section 1223(l) of the Code, the holding period of the Zenith Series shares received by each shareholder of the GACC Series will include the holding period for the GACC Series shares exchanged for the Zenith Series shares; provided such shares of the GACC Series were held as a capital asset on the date of the exchange; and

     . the Zenith Series will succeed to and take into account the items of the GACC Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     The opinion will be based on certain factual certifications made by officers of the GACC Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Merger will be as described above.

     Prior to the closing of the Merger, the GACC Series will declare a distribution which, together with all previous distributions, will have the effect of distributing to its shareholders all of its (i) excess investment income excludable from gross income under Section 103 of the Code over deductions disallowed under Sections 265 and 171 of the Code, (ii) investment company taxable income (in each case computed without regard to the deduction for dividends paid) and (iii) net realized capital gains, if any, through the closing date.

Required Vote for the Proposal

     Approval of the Merger Agreement will require the affirmative vote of a majority of the shares of the GACC Series outstanding at the record date for the Meeting.

     THE DIRECTORS OF THE GENERAL AMERICAN CAPITAL COMPANY UNANIMOUSLY RECOMMEND APPROVAL OF THE MERGER AGREEMENT.

                            III. General Information

Voting Information

     The Directors are soliciting voting instructions in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on April 25, 2003, at the offices of Metropolitan Life Insurance Company, 501 Boylston Street, Boston, Massachusetts 02116. The meeting notice, this Prospectus/Proxy Statement and voting instruction forms are being mailed to contract holders beginning on or about March 25, 2003.

   Information About Voting Instructions and the Conduct of the Meeting

     Solicitation of Voting Instructions. Voting instructions will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but voting instructions may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Company, by its agents or by personnel or agents of the Insurance Companies.

     Voting Process. The shares of the GACC Series are currently sold to Insurance Companies as the record owners for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts. Most of those shares of the GACC Series are attributable to variable insurance and annuity contracts. Other outstanding GACC Series shares are not attributable to variable insurance contracts, because such shares are (a) attributable to the Insurance Company's assets in one of the registered separate accounts, (b) held in a separate account that is not registered as an investment company, or (c) held in the Insurance Company's general account rather than in a separate account.

     Record owners of the common stock of the GACC Series as of 4:00 p.m., Eastern Time, on January 31, 2003 (the "Record Time"), will be entitled to vote and may cast one vote for each share held. A majority of the shares of the GACC Series outstanding at the Record Time, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the GACC Series at the Meeting.

     In accordance with their understanding of current applicable law, the Insurance Companies will vote the shares of the GACC Series that are attributable to variable insurance and annuity contracts based on instructions received from owners of such contracts that participate in the corresponding investment divisions in the separate accounts. The number of GACC Series shares held in the corresponding investment division of a separate account deemed attributable to each variable insurance and annuity contract owner is determined by dividing a variable life insurance policy's or variable benefit option's cash value or a variable annuity contract's accumulation units (or if variable annuity payments are currently being made, the amount of the Insurance Company's reserves attributable to that variable annuity contract), as the case may be, in that division by the net asset value of one share in the GACC Series.

     For purposes of determining the number of the GACC Series' shares for which a variable insurance or annuity contract owner is entitled to give voting instructions, the Insurance Companies use the per share net asset value of the GACC Series' shares that are offered under that contract. Fractional votes will be counted. The number of shares for which a variable insurance contract owner has a right to give voting instructions is determined as of the Record Time.

     GACC Series shares held in an investment division attributable to variable insurance or annuity contracts for which no timely instructions are received or that are not attributable to variable insurance or annuity contracts will be represented at the Meeting by the record owners and voted in the same proportion as the shares for which voting instructions are received for all variable insurance contracts participating in that investment division. The Company has been advised that GACC Series shares held in the general account or unregistered separate accounts of the Insurance Companies will be represented at the Meeting by the record owners and voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the other shares that are voted in proportion to such voting instructions.

     If an enclosed voting instruction form is completed, executed and returned, it may nevertheless be revoked at any time before the Meeting by a written revocation or later voting instruction form.

     Address of Underwriters. The GACC Series does not have an underwriter or distributor. The address of the Zenith Series' principal underwriter, New England Securities Corporation, is 399 Boylston Street, Boston, Massachusetts 02116.

     Outstanding Shares and Shareholders. As of the Record Time, there were 16,463,761.625 shares of the GACC Series outstanding and entitled to vote.

     The Insurance Companies have informed the Company and the Trust that, as of the Record Time, there were no persons owning contracts which would entitle them to instruct the Insurance Companies with respect to 5% or more of the voting securities of the GACC Series or the Zenith Series. The officers and Trustees of the Trust and the Officers and Directors of the Company owned less than 1% of the outstanding shares of the Zenith Series and the GACC Series, respectively.

     Because the Insurance Companies own 100% of the shares of the GACC Series and the Zenith Series, they may be deemed to control (as that term is defined in the 1940 Act) the GACC Series and the Zenith Series.

     Adjournments; Other Business. An adjournment of the Meeting requires the affirmative vote of a majority of the total number of shares of the GACC Series that are present in person or by proxy. The Meeting has been called to transact any business that properly comes before it. The only business that management of the Company intends to present or knows that others will present is approval of the Merger. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Company has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. The GACC Bylaws and Maryland law allow for shareholder meetings to be called by the directors of GACC, and do not require GACC to hold an annual meeting in any year in which GACC is not required to elect directors pursuant to the 1940 Act. Shareholder proposals to be presented at any future meeting of shareholders of the series or GACC must be received by GACC in writing a reasonable amount of time before GACC solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the General American Capital Company, 700 Market Street, Saint Louis, Missouri 63101,
Attention: Secretary.

Costs of Merger

     MetLife Advisers or its affiliates will bear the costs of the Merger, except for portfolio transaction costs incurred by the Series in connection with the purchase or sale of portfolio securities that are permitted investments of the Series and governmental fees required in connection with the registration or qualification under applicable and federal laws of the shares of the Zenith Series to be issued. The costs to be borne by MetLife Advisers will include, among other costs, the costs of this Prospectus/Proxy Statement. In the event that the Merger is not consummated, MetLife Advisers will bear all of the costs and expenses incurred by both the GACC Series and the Zenith Series in connection with the Merger. Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

                                                                      Appendix A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of February 14, 2003 by and between (i) General American Capital Company (the " Acquired Company"), a Maryland corporation formed on November 15, 1985, on behalf of the Money Market Fund (the "Acquired Fund"), a series of the Acquired Company, and (ii) New England Zenith Fund (the "Acquiring Trust"), a Massachusetts business trust established under an Agreement and Declaration of Trust dated December 16, 1986, as amended and restated and in effect on the date hereof, on behalf of the State Street Research Money Market Series (the "Acquiring Fund"), a series of the Acquiring Trust.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

  1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

  (a) The Acquired Company, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the "assets belonging to" the Acquired Fund (as such phrase is used in the Articles of Incorporation of the Acquired Company, as supplemented through the date hereof) as set forth in paragraph 1.2;

  (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Fund (collectively, the "Obligations"). For the avoidance of doubt, it is hereby expressly agreed that the Obligations include the obligation to indemnify any person who shall at any time have served as a director or officer of the Acquired Company, to the full extent described in the Acquired Company's By-laws as in effect on the date of this Agreement and permitted by applicable law, provided, however, that any findings, determinations or appointments relating to any such indemnification that are made after the Closing Date (as defined below) and that under the Acquired Company's By-laws would be made by the directors of the Acquired Company (or a committee or sub-group thereof) shall instead be made by the trustees of the Acquiring Trust (or a similar committee or sub-group thereof). It is hereby further expressly agreed that such indemnification obligation shall extend to claims made and losses, damages and costs incurred after the Closing Date but arising from actions or omissions occurring before the Closing Date (including but not limited to actions or omissions relating to this Agreement, the transactions contemplated hereby and the approval thereof by the trustees and officers of the Acquired Fund). Further, in the event that the Acquiring Fund is acquired by the Metropolitan Series Fund, Inc., or a series thereof, it is expressly agreed that the Acquiring Trust shall require in the agreement and plan of reorganization covering such acquisition a provision similar to this paragraph (b) providing for the assumption of all of the liabilities and obligations of the Acquiring Fund, including the indemnification obligation set forth herein relating to the indemnification of the Directors of the Acquired Company, by the Metropolitan Series Fund, Inc., or the acquiring series thereof; and

  (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets and the assumption of such liabilities (i) the number of full and fractional Class A shares of the Acquiring Fund determined by dividing the net asset value of shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A share of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2 (with the shares of the Acquiring Fund to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the "Acquiring Shares"). Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

  1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets belonging to the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

  1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Each Acquired Fund Shareholder shall be entitled to receive that proportion of Acquiring Shares which the number of shares of the Acquired Fund held by such Acquired Fund Shareholder bears to the total number of shares of that class of the Acquired Fund outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

  1.4 With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

  1.5 Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

  1.6 As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, which shall have been reviewed by Deloitte & Touche LLP and certified by the Treasurer of the Acquired Fund.

  1.7 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the Acquired Company's Articles of Incorporation and the laws of the State of Maryland, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

  2.1 For the purpose of paragraph 1, the value of the assets of the Acquired Fund shall be equal to the net asset value of all then outstanding shares of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust, and shall be certified by an authorized officer of the Acquired Company.

  2.2 For the purpose of paragraph 1, the net asset value of a Class A share of the Acquiring Fund shall be the net asset value per share of such class computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust.

3. CLOSING AND CLOSING DATE.

  3.1 The Closing Date shall be on April 28, 2003 or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Metropolitan Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

  3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for the State Street Research Money Market Series, a series of the New England Zenith Fund."

  3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or
(b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Acquired Company or the Acquiring Trust upon the giving of written notice to the other party.

  3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Acquired Company. The Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

  3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

  4.1 The Acquired Company, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a) The Acquired Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b) The Acquired Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Acquired Company and the 1940 Act;

  (c) The Acquired Company is not in violation in any material respect of any provision of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Company is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (d) The Acquired Company has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments as at and for the two years ended December 31, 2002, of the Acquired Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2002;

  (g) Since December 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports or any assessments received by the Acquired Fund shall have been paid so far as due and adequate provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Acquired Company nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquiring Fund. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder. For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception, the assets of the Acquired Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquired Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder;

  (j) The authorized capital of the Acquired Company consists of 500 million shares of common stock, par value $0.01 per share. One hundred thirty million shares of common stock have been allocated to the respective series of stock issued by each of the Acquired Company's funds, of which 20 million shares are authorized for the Acquired Fund. The outstanding shares in the Acquired Fund have the characteristics described in the Acquired Fund's current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus"). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

  (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

  (l) The execution, delivery and performance of this Agreement has been duly authorized by the Directors of the Acquired Company, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

  (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

  (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

  (p) At the Closing Date, the Acquired Company, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2002, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

  (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain "diversified" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus"), as amended through the Closing Date; and

  (r) No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund; and

  (s) The Prospectus/Proxy Statement of the Acquired Fund referred to in Section
5.3 hereof, as filed with the SEC, and relating to the meeting of the Acquired Fund's shareholders referred to in Section 5.2 hereof (together with the documents incorporated therein by reference, the "Prospectus/Proxy Statement"), on the date of such filing (i) complied in all material respects with the provisions of the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 5.2 hereof and on the Closing Date, the Prospectus/Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this paragraph shall apply to statements in or omissions from the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement.


  4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Company and to the Acquired Fund as of the date hereof , as applicable, and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:


  (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

  (c) The Acquiring Fund Prospectus conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

  (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, if any, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments as at and for the two years ended December 31, 2002, of the Acquiring Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2002;

  (h) Since December 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports or any assessments received by the Acquiring Fund shall have been paid so far as due and adequate provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (j) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of section 851 of the Code. For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception, the assets of the Acquiring Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquiring Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder;

  (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. The outstanding shares in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class E shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

  (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph
5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

      The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Company, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

  5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

  5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

  5.3 In connection with the meeting of the Acquired Fund Shareholders referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

  5.4 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

  5.5 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take or cause to be taken all actions and do or cause to be done all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

  5.6 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Acquired Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

  6.2 The Acquired Company shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust, dated the Closing Date and in a form satisfactory to the Acquired Company, to the following effect:

  (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the Prospectus/Proxy Statement and the Acquiring Fund is a separate series of the Acquiring Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus/Proxy Statement and Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied; and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares; (e) the execution and delivery by the Acquiring Trust on behalf of the Acquiring Fund of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Massachusetts state court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (g) after inquiry of officers of the Acquiring Trust by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquiring Trust or the Acquiring Fund on or before the date of mailing of the Prospectus/Proxy Statement or the date hereof which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein; (h) the Acquiring Trust is duly registered with the SEC as an investment company under the 1940 Act; and (i) to the knowledge of such counsel, after having made inquiry of officers of the Acquiring Trust but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquiring Trust's obligations under this Agreement, and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  7.1 The Acquired Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Company and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

  7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

  (a) The Acquired Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has corporate power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the Prospectus/Proxy Statement and the Acquired Fund is a separate series of the Acquired Company duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Acquired Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Prospectus/Proxy Statement and Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it under this Agreement, and, upon consummation of the transactions contemplated by this Agreement, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery by the Acquired Company on behalf of the Acquired Fund of this Agreement did not, and the performance by the Acquired Company and the Acquired Fund of their respective obligations hereunder will not, violate the Acquired Company's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Acquired Company or the Acquired Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Company or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Acquired Company or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (f) after inquiry of officers of the Acquired Company by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquired Company or the Acquired Fund on or before the date of mailing of the Prospectus/Proxy Statement or the date hereof which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein; (g) the Acquired Company is duly registered with the SEC as an investment company under the 1940 Act; (h) to the knowledge of such counsel, after having made inquiry of officers of the Acquired Company but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquired Company or the Acquired Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquired Company's obligations under this Agreement, and neither the Acquired Company nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and (i) all issued and outstanding shares of the Acquired Fund are validly issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the Acquired Fund's registration statement, or any amendments thereto, in effect at the time of such issuance.

  7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of Deloitte & Touche LLP, for the fiscal year ended December 31, 2002 and signed pro forma tax returns for the period from December 31, 2002 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

  7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's (i) excess investment income excludable from gross income under Section 103 of the Code over deductions disallowed under Sections 265 and 171 of the Code, (ii) investment company taxable income for its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date (in each case computed without regard to any deduction for dividends paid), and (iii) all of its net capital gains realized in each of its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date.

  7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Company, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

  7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Acquired Company and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

  8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

  8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

  8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky and securities authorities) deemed necessary by the Acquired Company or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

  8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

  8.5 The Acquired Company and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquired Company and the Acquiring Trust substantially to the effect that, for federal income tax purposes:

  (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

  (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

  (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

  (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

  (e) The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

  (f) The tax basis of the Acquiring Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

  (g) The holding period of the Acquiring Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

  (h) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

  8.6 At any time prior to the Closing, any of the foregoing conditions of this paragraph 8 may be waived jointly by the Board of Directors of the Acquired Company and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. FEES AND EXPENSES.

  9.1 Except as otherwise provided in this paragraph 9, MetLife Advisers, LLC, by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the transaction incurred by the Acquiring Fund and the Acquired Fund, including without limitation portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the sale of portfolio securities that are not permitted investments of the Acquiring Fund; provided, however, that MetLife Advisers, LLC will not bear portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the purchase or sale of portfolio securities that are permitted investments of the Acquiring Fund or the Acquired Fund, as the case may be; provided, further, that the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Acquiring Shares under applicable state and federal laws.

  9.2 In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers, LLC agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

  9.3 Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

  9.4 Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

  10.1 The Acquired Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant to the other not set forth herein and that this Agreement constitutes the entire agreement between the parties.

  10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.4, 1.5, 1.6, 1.7, 3.4, 4.2(g), 7.3, 9, 10, 13 and 14.

11. TERMINATION.

  11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Company. In addition, either the Acquiring Trust or the Acquired Company may at its option terminate this Agreement at or prior to the Closing Date:

  (a) Because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

  (b) If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

  (c) If the Board of Trustees of the Acquiring Fund or the Board of Directors of the Acquired Fund, as the case may be, determines that the termination of this Agreement is in the best interests of its shareholders.

  11.2 If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Company and the Acquiring Trust.

12. AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid courier, telecopy or certified mail addressed to: (i) General American Capital Company, 700 Market Street, St. Louis, MO 63101, attn: Secretary; or (ii) New England Zenith Fund, 501 Bolyston Street, Boston, MA 02116, attn: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS' FEES.

  14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

  14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

  14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  14.5 A copy of the Articles of Incorporation of the Acquired Company are on file with the Secretary of State of the State of Maryland and a copy of the Declaration of Trust of the Acquiring Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, director, officer, agent or employee of either the Acquired Company or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

  14.6 The Acquired Company, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                                            GENERAL AMERICAN CAPITAL COMPANY,
                                            on behalf of its Money Market Fund

                                            By: /s/ William S. Slater
                                               ---------------------------------
                                            Name:   William S. Slater
                                                  ------------------------------
                                            Title: President
                                                   -----------------------------

ATTEST:
By: /s/ Christopher A. Martin
    -------------------------------------------
Name:   Christopher A. Martin
      -----------------------------------------

Title: Secretary
       -----------------------------

                                      NEW ENGLAND ZENITH FUND
                                      on behalf of its State Street Research
                                      Money Market Series


                                      By: /s/ John F. Guthrie, Jr.
                                         ---------------------------------------
                                      Name: John F. Guthrie, Jr.
                                           -------------------------------------
                                      Title: Senior Vice President
                                            ------------------------------------

ATTEST:

  By: /s/ Thomas M. Lenz
     -------------------------------
  Name: Thomas M. Lenz
       -----------------------------
  Title: Secretary
        ----------------------------

                                      Agreed and accepted as to paragraph 9
                                      only:

                                      METLIFE ADVISERS, LLC

                                       By: /s/ John F. Guthrie, Jr.
                                         ---------------------------------------
                                      Name: John F. Guthrie, Jr.
                                           -------------------------------------
                                      Title: Senior Vice President
                                            ------------------------------------

ATTEST:

By: /s/ Thomas M. Lenz
     --------------------------------
  Name: Thomas M. Lenz
       ------------------------------
  Title: Secretary
        ----------------------------

                                                                      Appendix B

                INFORMATION ABOUT THE ZENITH SERIES AND THE TRUST

     This Section is designed to give you information about the Zenith Series and the Trust.

                     A. Information About the Zenith Series

     This Section discusses the principal investment strategies and risks of investing in the Zenith Series. However, the Zenith Series may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Trust's Statement of Additional Information (the "SAI"). Please call the toll-free number listed on the front page of this Prospectus/Proxy Statement to receive a free copy of the SAI.

Investment Objective

     The investment objective of the Zenith Series is to achieve a high level of current income consistent with preservation of capital.

Principal Investment Strategies

     State Street Research invests Zenith Series' assets in a managed portfolio of MONEY MARKET INSTRUMENTS. The Zenith Series may invest in the highest quality, short-term money market instruments or in U.S. government securities. The Zenith Series may invest in COMMERCIAL PAPER and ASSET-BACKED SECURITIES, including those issued in Rule 144A and other private placement transactions. The Zenith Series also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Zenith Series may invest all of its assets in any one type of security.

   Investment Selection

     The Zenith Series invests in short-term U.S. government securities and corporate and asset-backed securities rated in the highest rating category by Standard & Poor's and Moody's or any two other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). U.S. Government securities include securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The Zenith Series may also invest in unrated securities, if they are determined by State Street Research to be of comparable quality. Such securities include short term corporate debt securities such as commercial paper and asset-backed securities; bank certificates of deposit, banker's acceptances and master demand notes.

     The dollar-weighted average portfolio maturity of the Zenith Series may not exceed 90 days.

     The investment objective of the Zenith Series may be changed without shareholder approval.

Principal Investment Risks

     AN INVESTMENT IN THE ZENITH SERIES IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE ZENITH SERIES SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $100.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE ZENITH SERIES.

Factors that could harm the investment performance of the Zenith Series include:

  .   A general decline in U.S. or foreign fixed-income security markets.

  . The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

  . Poor performance of individual money market instruments held by the Zenith Series, which may be due to interest rate risk or credit risk.

         A money market fund is a type of mutual fund that only invests in certain types of high quality securities with short maturities. These securities are sometimes referred to as MONEY MARKET INSTRUMENTS.

         COMMERCIAL PAPER is a kind of money market instrument issued to raise money for short-term purposes. Commercial paper may be issued by corporations to raise cash for their short-term, day-to-day, operational needs. Asset-backed commercial paper may be issued by intermediate trusts or similar entities that form pools of credit-card receivables or other assets used to back the commercial paper. Corporate or asset-backed commercial paper and other asset-backed securities are traded primarily among institutions.

         ASSET-BACKED SECURITIES are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

   Fixed-income Securities

         Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities.

         Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

         Rule 144A and other Private Placement Securities. The Zenith Series may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Zenith Series may not, however, purchase any security if, as a result, more than 10% of the Zenith Series' net assets would be invested in securities considered to be illiquid by State Street Research.

   Foreign Securities

         In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

         Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

         Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Asset-backed Securities

         The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

         CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

         MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

         INTEREST RATE RISK reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

         Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

Investment Performance Record

         The bar chart below shows the annual total return for the Class A shares of the Zenith Series for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Zenith Series to the returns of the 91-Day Treasury Bill Rate. This information helps illustrate the volatility of the Zenith Series' returns. These returns do not reflect additional fees charged by separate accounts, variable insurance contracts or qualified plans that an investor in the Zenith Series may pay. On July 1, 2001, State Street Research succeeded Back Bay Advisors, L.P. ("Back Bay Advisors") as subadviser to the Zenith Series. The performance information set forth below reflects the management of both Back Bay Advisors and State Street Research.

                                          Year

                  1993  1994  1995  1996  1997  1998  1999  2000  2001  2002

Total Return      3.0%  4.0%  5.6%  5.1%  5.3%  5.3%  5.0%  6.2%  4.0%  1.43%

         During the period shown above, the highest quarterly return was 1.61% for the 3rd quarter of 2000, and the lowest quarterly return was 0.33% for the 4th quarter of 2002. Past performance of the Zenith Series does not necessarily indicate how the Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31, 2002

                                 Past 1 year    Past 5 years     Past 10 years
                                 -----------    ------------     -------------
  Class A                           1.43%           4.34%            4.47%
  91 day T-Bill Rate                1.68%           4.07%            4.33%

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Zenith Series.

This table does not reflect the variable insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan.

Shareholder Fees (fees paid directly from your investment)

                                                                       Class A
                                                                       ----- -
Maximum Sales Charge Imposed on Purchases (as a percentage of
offering price) ..................................................      None
Maximum Deferred Sales Charge (as a percentage of purchase price
or redemption price, whichever is lower) .........................      None

Annual Portfolio Operating Expenses (expenses that are deducted from Series assets)

                                                                 Class A
                                                                 ----- -

Management Fees .............................................     0.35%
Distribution and Service (12b-1) Fees .......................     0.00%
Other Expenses ..............................................     0.08%

Total Annual Portfolio Operating Expenses ...................     0.43%

Example

     This Example is intended to help you compare the cost of investing in the Zenith Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Zenith Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Zenith Series' operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           One Year        Three Years          Five Years      Ten Years
                                           --- ----        ----- -----          ---- -----      --- -----
Class A ............................          $44               $138               $241            $542

Portfolio Management

     As of December 31, 2002, State Street Research managed approximately $39.6 billion in assets. State Street Research, an affiliate of Met Life, is located at One Financial Center, Boston, Massachusetts 02111.

     The Zenith Series pays MetLife Advisers an investment advisory fee at the annual rate of 0.35% for the first $1 billion of the Zenith Series' average daily net assets, 0.30% for the next $1 billion, and 0.25% for amounts over $2 billion. For the year ended December 31, 2002, the Zenith Series paid MetLife Advisers an investment advisory fee of 0.35% of the Zenith Series' average daily net assets.

                         B. Information About the Trust

Organization and Investors

     The Trust is a mutual fund consisting of multiple investment portfolios, the Series, which may be divided into Class A, Class B and Class E shares. Trust shares are offered only to SEPARATE ACCOUNTS established by Insurance Companies and to certain eligible qualified retirement plans ("Qualified Plans"). The Trust serves as the investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Trust shares. The performance information in this Prospectus/Proxy Statement does not reflect charges associated with the separate accounts, variable contracts, or Qualified Plans that an investor in the Trust may pay under insurance or annuity contracts.

     Additionally, the trustees of the Trust have recommended that the current beneficial owners of the Zenith Series approve an Agreement and Plan of Reorganization whereby the Zenith Series would be merged into the State Street Research Money Market Portfolio (the "Met Series"), a series of the Metropolitan Series Fund, Inc. (the "Metropolitan Series Fund"), as part of the overall plan to streamline the investment offerings underlying the variable life insurance and variable annuity contracts offered by the insurance companies in the MetLife enterprise (the "Insurance Companies"). If the Zenith Series merges into the Met Series, your contract will ultimately be invested in shares of the Met Series, which would have the same investment objectives as the Zenith Series. Like the Company, the Metropolitan Series Fund is a Maryland corporation.

     A SEPARATE ACCOUNT is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

Purchase and Redemption of Shares

     Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Trust has adopted a Distribution and Services Plan under Rule 12b-1 of the Investment Company Act of 1940 for the Trust's Class B shares and Class E shares (the "12b-1 Plan"). The Trust has entered into a Distribution Agreement with New England Securities Corporation as distributor (the "Distributor"). Under the Distribution Agreement, the Class B shares and Class E shares of the Trust each pay a service fee, accrued daily and paid monthly. The Distributor uses the service fees to compensate certain other parties for providing personal and account maintenance services relating to the Class B shares and Class E shares of a Series. These other parties may include the Insurance Companies (or their affiliates) that have established the separate accounts and other broker-dealers and financial intermediaries. The Distribution Agreement provides for an annual service fee equal to 0.25% of the average daily net assets of the Class B shares of each Series and an annual service fee equal to 0.15% of the average daily net assets of the Class E shares of each Series. These fees will increase the cost of investing over time. Under the 12b-1 Plan, the Trustees are authorized, without a shareholder vote, to increase the service fee payable by any class of a Series to 0.25%, and to implement a separate distribution fee for any class of a Series of up to 0.25% of the average daily net assets of such class. The Zenith Series has Class A and Class B shares outstanding. There are no Class E shares of the Zenith Series outstanding.

Share Valuation and Pricing

   Net Asset Value

     The Zenith Series determines the net asset value of its shares as of the close of regular trading on each day that the New York Stock Exchange ("NYSE") is open. The net asset value per share for the Zenith Series is calculated by dividing the Series' total net assets by its number of outstanding shares. Because foreign exchanges are not always closed at the same time that the NYSE is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the NYSE is closed.

   Securities Valuation

     The entire Zenith Series investment portfolio is valued at amortized cost. If no current market value is available for a portfolio security, the Trust's Board of Trustees is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to MetLife Advisers or the subadviser of the Series.

Dividends and Capital Gain Distributions

     The Zenith Series declares its net investment income daily and pays these amounts monthly as a dividend. The Zenith Series does not expect to realize any long-term capital gains, but if it does, these gains will be distributed once a year.

     Dividends and distributions of the Zenith Series are automatically reinvested in additional shares of the Zenith Series.

Taxes

     The Zenith Series is a separate entity for federal income tax purposes and intends to qualify as a regulated investment company under the Internal Revenue Code. So long as a Zenith Series distributes all of its net investment income and net capital gains to its shareholders, the Zenith Series itself does not pay any federal income tax. Although the Zenith Series intends to operate so that it will have no federal income tax liability, if any such liability is incurred, the investment performance of the Zenith Series will be adversely affected. In addition, Zenith Series' investments in foreign securities and currencies may be subject to foreign taxes. These taxes could reduce the investment performance of the Zenith Series.

     Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

     In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Zenith Series in which such accounts invest, must meet certain diversification requirements. The Zenith Series intends to comply with these requirements. If the Zenith Series does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

                             C. Financial Highlights

     The financial highlights table is intended to help you understand the financial performance of Class A shares of the Zenith Series, the only class to be issued in the Merger, for the past 5 years. Certain information reflects financial results for a single share of the class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Zenith Series (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report for 2002, along with the Trust's financial statements, are included in the Trust's Annual Report, which is available upon request.

                    State Street Research Money Market Series

                                     Class A

                                                                                Year Ended December 31,
                                                         2002             2001          2000          1999          1998
                                                         ----             ----          ----          ----          ----
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $ 100.00         $ 100.00      $ 100.00      $ 100.00      $ 100.00
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
     Net investment income ........................        1.41             3.88          6.05          4.85          5.13

     Total from investment operations .............        1.41             3.88          6.05          4.85          5.13
                                                       --------         --------      --------      --------      --------

Less Distributions
     Distributions from net investment income .....       (1.41)           (3.88)        (6.05)        (4.85)        (5.13)
                                                       --------         --------      --------      --------      --------

     Total distributions ..........................       (1.41)           (3.88)        (6.05)        (4.85)        (5.13)
                                                       --------         --------      --------      --------      --------

--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $ 100.00         $ 100.00      $ 100.00      $ 100.00      $ 100.00
--------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..................................         1.4              4.0           6.2           5.0           5.3
Ratio of Operating Expenses to Average
     Net Assets (%) ...............................        0.43             0.42          0.41          0.40          0.45
Ratio of Net Investment Income to
     Average Net Assets (%) .......................        1.40             3.80          6.04          4.89          5.15
Net Assets, End of Period (000)                        $332,151         $277,381      $242,346      $307,712      $203,597

                                                                      Appendix C

                                 CAPITALIZATION


         The following table shows the capitalization of the GACC Series and the Zenith Series as of December 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the GACC Series by the Zenith Series at net asset value as of that date.

                                                                                Zenith Series
                                      GACC Series        Zenith Series      Pro Forma Combined/(1)/
------------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------------
Net asset value                       $372,420,105       $332,151,135          $704,571,240
------------------------------------------------------------------------------------------------------
Shares outstanding                      16,816,284          3,321,511             7,045,712
------------------------------------------------------------------------------------------------------
Net asset value per share             $      22.15       $     100.00          $     100.00
------------------------------------------------------------------------------------------------------

Class B/(2)/
------------------------------------------------------------------------------------------------------
Net asset value                                N/A       $ 57,260,341          $ 57,260,341
------------------------------------------------------------------------------------------------------
Shares outstanding                             N/A            572,604               572,604
------------------------------------------------------------------------------------------------------
Net asset value per share                      N/A       $     100.00          $     100.00


---------------
/(1)/ Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the Zenith Series will be received by the shareholders of GACC Series on the date the Merger takes place.
/(2)/ As of December 31, 2002, there was only one class of shares in the GACC Series outstanding.

                             NEW ENGLAND ZENITH FUND

                    STATE STREET RESEARCH MONEY MARKET SERIES

                                    FORM N-14

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 24, 2003

     This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of the Money Market Fund (the "GACC Series"), a series of the General American Capital Company (the "Company"), into the State Street Research Money Market Series (the "Zenith Series"), a series of the New England Zenith Fund (the "Trust"). The Company is a Maryland corporation and the Trust is a Massachusetts business trust.

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated March 24, 2003 (the "Prospectus/Proxy Statement") of the Trust, which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the GACC Series in exchange for shares of the Zenith Series and the assumption of all the liabilities of the GACC Series by the Zenith Series. The GACC Series would distribute the Zenith Series shares it receives to its shareholders in complete liquidation of the GACC Series.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the New England Zenith Fund, 501 Boylston Street, Boston, Massachusetts 02116.

                                Table of Contents

I.   Additional Information about the Zenith Series..........................  1

II.  Financial Statements....................................................  1

I.   Additional Information about the Zenith Series.

     Incorporated by reference to Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A (File No. 2-83538 filed on April 29, 2002).

II.  Financial Statements.

     This SAI is accompanied by the Trust's Annual Report for the Zenith Series for the fiscal year ended December 31, 2002, which contains historical financial information regarding the Zenith Series. Such report has been filed with the SEC and is incorporated herein by reference. This SAI is also accompanied by the Company's Annual Report for the GACC Series for the fiscal year ended December 31, 2002, which contains historical financial information regarding the GACC Series. Such report has been filed with the SEC and is incorporated herein by reference.

         Pro forma financial statements of the Zenith Series for its Merger with the GACC Series are provided on the following pages.

-------------------------------------------------------------------------------------------------------------------------
                 New England Zenith State Street Research Money Market Series Combined (unaudited) (d)
                                                  December 31, 2002

    Par
   Value                                Asset Name                             Rate       Maturity Date      Market Value
-------------------------------------------------------------------------------------------------------------------------
      5,000,000 AIG Funding, Inc.                                               1.490        02/03/2003       $ 4,993,171
     10,000,000 American Express Credit Corp.                                   1.320        02/25/2003         9,979,833
      4,500,000 American Express Credit Corp.                                   1.500        03/05/2003         4,488,188
      4,000,000 American Express Credit Corp.                                   1.290        03/31/2003         3,987,243
     12,814,000 Archer Daniels Midland Co.                                      1.600        02/05/2003        12,794,067
      5,000,000 Archer Daniels Midland Co.                                      1.300        04/08/2003         4,982,486
      2,010,000 Barton Capital Corp.                                            1.340        01/08/2003         2,009,476
      4,525,000 Barton Capital Corp.                                            1.320        01/10/2003         4,523,507
      5,000,000 Barton Capital Corp.                                            1.340        01/17/2003         4,997,022
      3,000,000 Barton Capital Corp.                                            1.350        01/24/2003         2,997,413
        870,000 Bavaria GLB Corp.                                               1.800        01/08/2003           869,680
      4,000,000 Bavaria GLB Corp.                                               1.450        01/27/2003         3,995,871
      1,315,000 Bavaria GLB Corp.                                               1.600        01/27/2003         1,313,481
      4,830,000 Bavaria GLB Corp.                                               1.480        02/20/2003         4,820,624
      5,000,000 BP America, Inc.                                                1.200        01/02/2003         4,999,833
      9,400,000 BP America, Inc.                                                1.300        02/18/2003         9,383,707
     10,000,000 Canadian Imperial Holdings, Inc.                                1.810        01/06/2003         9,997,486
      6,000,000 Canadian Imperial Holdings, Inc.                                1.780        01/14/2003         5,996,143
      6,000,000 Cargill, Inc.                                                   1.680        01/10/2003         5,997,480
      6,114,000 Cargill, Inc.                                                   1.300        02/10/2003         6,105,169
      6,000,000 Cargill, Inc.                                                   1.330        02/18/2003         5,989,360
     10,000,000 Caterpillar Financial Services Corp.                            1.310        02/18/2003         9,982,533
        500,000 Centennial Energy Holdings                                      1.400        01/15/2003           499,727
      2,000,000 CIT Group Holdings, Inc.                                        1.750        01/08/2003         1,999,263
      4,000,000 CIT Group Holdings, Inc.                                        1.670        01/17/2003         3,997,497
      1,000,000 CIT Group Holdings, Inc.                                        1.780        01/31/2003           998,492
      2,000,000 CIT Group Holdings, Inc.                                        1.860        02/03/2003         1,997,466
      5,000,000 CIT Group Holdings, Inc.                                        1.470        03/21/2003         4,985,445
      2,000,000 CIT Group, Inc.                                                 2.210        04/07/2003         2,000,000
      4,000,000 Citicorp                                                        1.700        01/09/2003         3,998,489
     14,000,000 Citicorp                                                        1.350        02/27/2003        13,970,075
      3,500,000 Clipper Receivables Corp.                                       1.720        01/17/2003         3,497,810
      2,000,000 Clipper Receivables Corp.                                       1.330        01/28/2003         1,997,858
      2,500,000 Cooperative Association of Tractor Dealers "A"                  1.800        01/03/2003         2,499,764
      1,000,000 Cooperative Association of Tractor Dealers "A"                  1.750        01/06/2003           999,753
      1,290,000 Cooperative Association of Tractor Dealers "A"                  1.470        01/17/2003         1,289,157
      1,000,000 Cooperative Association of Tractor Dealers "A"                  1.400        02/04/2003           998,678
        465,000 Cooperative Association of Tractor Dealers "A"                  1.830        02/26/2003           463,995
      1,700,000 Cooperative Association of Tractor Dealers "B"                  1.400        01/03/2003         1,699,868
      1,000,000 Cooperative Association of Tractor Dealers "B"                  1.800        01/03/2003           999,905
      1,000,000 Cooperative Association of Tractor Dealers "B"                  1.600        01/15/2003           999,432
        930,000 Cooperative Association of Tractor Dealers "B"                  1.420        01/24/2003           929,156
      1,000,000 Cooperative Association of Tractor Dealers "B"                  1.380        01/28/2003           998,948
      1,500,000 Cooperative Association of Tractor Dealers "B"                  1.380        02/06/2003         1,497,888
      1,500,000 Cooperative Association of Tractor Dealers "B"                  1.400        02/10/2003         1,497,667
      1,980,000 Dealers Capital Access Trust, Inc.                              1.360        01/06/2003         1,979,626
      3,520,000 Dealers Capital Access Trust, Inc.                              1.410        01/06/2003         3,519,311
      1,310,000 Dealers Capital Access Trust, Inc.                              1.460        01/21/2003         1,308,937
      2,000,000 Dealers Capital Access Trust, Inc.                              1.480        01/21/2003         1,998,356
        156,000 Dealers Capital Access Trust, Inc.                              1.450        01/31/2003           155,811
        820,000 Dealers Capital Access Trust, Inc.                              1.480        02/04/2003           818,953

\

----------------------------------------------------------------------------------------------------------------
                 New England Zenith State Street Research Money Market Series Combined (unaudited) (d)
                                                  December 31, 2002

    Par
   Value                                Asset Name                             Rate       Maturity Date      Market Value
-------------------------------------------------------------------------------------------------------------------------
       5,000,000 Dealers Capital Access Trust, Inc.                             1.380        02/11/2003         4,992,356
       2,650,000 Dealers Capital Access Trust, Inc.                             1.380        03/04/2003         2,643,925
       7,000,000 Deer Park Refining, L.P.                                       1.350        02/10/2003         6,989,562
       7,000,000 Delaware Funding Corp.                                         1.780        01/14/2003         6,995,501
       6,000,000 Delaware Funding Corp.                                         1.350        01/16/2003         5,996,625
       7,456,000 Delaware Funding Corp.                                         1.360        01/24/2003         7,449,522
         800,000 Duff & Phelps Utilities Income, Inc.                           2.200        03/04/2003           798,166
       1,000,000 Duff & Phelps Utilities Income, Inc.                           1.400        03/11/2003           997,453
       6,000,000 Duff & Phelps Utilities Income, Inc.                           1.400        03/19/2003         5,982,969
       1,286,000 Duff & Phelps Utilities Income, Inc.                           1.600        04/22/2003         1,280,847
         500,000 Duff & Phelps Utilities Income, Inc.                           1.800        05/01/2003           497,850
      10,157,000 Eaglefunding Capital Corp.                                     1.410        01/06/2003        10,155,011
         697,000 Eaglefunding Capital Corp.                                     1.810        01/13/2003           696,690
       5,000,000 Eaglefunding Capital Corp.                                     1.390        01/21/2003         4,996,139
       1,000,000 Eaglefunding Capital Corp.                                     1.380        01/23/2003           999,139
         254,000 Eaglefunding Capital Corp.                                     1.810        02/04/2003           253,676
         868,000 Eaglefunding Capital Corp.                                     1.780        02/10/2003           866,706
       5,000,000 Edison Asset Securitization                                    1.310        02/12/2003         4,991,902
      10,000,000 Edison Asset Security                                          1.360        04/22/2003         9,958,067
       8,000,000 Edison Asset Security                                          1.340        05/12/2003         7,960,991
       1,167,000 Enterprise Funding Corp.                                       1.730        01/09/2003         1,166,570
       7,770,000 Enterprise Funding Corp.                                       1.380        01/10/2003         7,767,319
       3,600,000 Falcon Asset Securitization                                    1.370        01/03/2003         3,599,726
       5,000,000 Falcon Asset Securitization                                    1.360        01/06/2003         4,999,056
       5,000,000 Falcon Asset Securitization                                    1.340        01/13/2003         4,997,767
       2,670,000 Falcon Asset Securitization                                    1.340        01/24/2003         2,667,714
       3,400,000 Fayette Funding, Ltd.                                          1.400        01/16/2003         3,398,017
         960,000 Fayette Funding, Ltd.                                          1.470        01/16/2003           959,412
       7,000,000 Fayette Funding, Ltd.                                          1.400        01/17/2003         6,995,644
      11,000,000 FCAR Owner Trust                                               1.760        01/23/2003        10,988,169
       8,000,000 FCAR Owner Trust                                               1.710        01/24/2003         7,991,260
      10,000,000 Federal National Mortgage Association                          1.290        04/25/2003         9,959,150
         656,000 Fountain Square Commerce Funding (144A)                        1.800        04/01/2003           653,829
       7,000,000 FPL Fuels, Inc.                                                1.370        01/31/2003         6,992,008
       3,615,000 FPL Fuels, Inc.                                                1.400        01/31/2003         3,610,783
       7,000,000 FPL Fuels, Inc.                                                1.410        01/31/2003         6,991,658
       2,000,000 General Electric Capital Corp.                                 1.700        01/09/2003         1,999,244
      10,000,000 General Electric Capital Corp.                                 1.340        05/08/2003         9,952,728
       5,000,000 General Electric Capital Corp.                                 1.340        05/14/2003         4,975,247
       4,000,000 Goldman Sachs Group, L.P.                                      1.800        01/06/2003         3,999,000
       9,000,000 Goldman Sachs Group, L.P.                                      1.770        01/13/2003         8,994,690
       2,090,000 Halogen Capital Co.                                            1.350        01/14/2003         2,088,987
       6,000,000 International Business Machines Corp.                          1.790        02/10/2003         5,988,067
      13,000,000 J.P. Morgan Chase & Co.                                        1.690        01/07/2003        12,996,338
       7,000,000 Kittyhawk Funding Corp.                                        1.320        01/23/2003         6,994,353
       7,000,000 L'Oreal USA, Inc.                                              1.380        01/27/2003         6,993,023
       4,000,000 Market Street Funding Corp.                                    1.330        01/17/2003         3,997,497
       1,000,000 Market Street Funding Corp.                                    1.400        01/17/2003           999,378
       5,735,000 Market Street Funding Corp.                                    1.380        01/27/2003         5,729,123
       7,000,000 Market Street Funding Corp.                                    1.370        01/29/2003         6,992,541
       6,000,000 MDU Resources Group, Inc.                                      1.400        01/09/2003         5,998,134

                                       4

-------------------------------------------------------------------------------------------------------------------------
                  New England Zenith State Street Research Money Market Series Combined (unaudited)(d)
                                                    December 31, 2002

    Par
   Value                                Asset Name                             Rate       Maturity Date      Market Value
-------------------------------------------------------------------------------------------------------------------------
      3,500,000 MDU Resources Group, Inc.                                       1.320        01/21/2003         3,497,433
      4,000,000 MDU Resources Group, Inc.                                       1.320        01/28/2003         3,996,040
      9,500,000 Merril Lynch & Co., Inc.                                        1.760        01/30/2003         9,486,531
      5,000,000 Merril Lynch & Co., Inc.                                        1.510        02/21/2003         4,989,304
      9,000,000 Montauk Funding Corp.                                           1.330        01/06/2003         8,998,338
      4,000,000 Montauk Funding Corp.                                           1.340        01/10/2003         3,998,660
      4,000,000 Montauk Funding Corp.                                           1.360        01/27/2003         3,995,871
     11,000,000 Morgan Stanley Dean Witter & Co.                                1.750        01/16/2003        10,991,980
      9,000,000 Morgan Stanley Dean Witter & Co.                                1.760        01/24/2003         8,989,880
      4,720,000 Old Line Funding Corp.                                          1.350        01/07/2003         4,718,938
      3,610,000 Old Line Funding Corp.                                          1.330        01/10/2003         3,608,758
        785,000 Old Line Funding Corp.                                          1.350        01/10/2003           784,735
      5,635,000 Oval Funding Corp.                                              1.400        01/28/2003         5,629,083
      5,000,000 Oval Funding Corp.                                              1.400        01/29/2003         4,994,556
      4,865,000 Oval Funding Corp.                                              1.400        01/30/2003         4,859,513
      5,000,000 Park Avenue Recreation Corp.                                    1.340        01/21/2003         4,996,278
      7,000,000 Park Avenue Recreation Corp.                                    1.320        02/06/2003         6,990,760
      5,022,000 Park Avenue Recreation Corp.                                    1.350        02/11/2003         5,014,278
      6,576,000 Pitney Bowes, Inc.                                              1.300        01/06/2003         6,574,812
     10,000,000 Preferred Receivables Funding Corp.                             1.340        01/13/2003         9,995,533
      6,000,000 Preferred Receivables Funding Corp.                             1.320        01/14/2003         5,997,140
     10,000,000 Province of Quebec                                              1.300        03/21/2003         9,971,472
      4,752,000 Province of Quebec                                              1.270        06/10/2003         4,725,178
      8,500,000 Restructured Asset Securities Enhanced (144A)                   1.570        01/15/2003         8,500,000
      2,450,000 Salomon Smith Barney Holdings, Inc.                             1.350        01/06/2003         2,449,541
      1,150,000 Salomon, Inc.                                                   7.500        02/01/2003         1,155,525
      8,575,000 Sheffield Receivables Corp.                                     1.370        01/21/2003         8,568,474
      1,000,000 Sheffield Receivables Corp.                                     1.340        02/06/2003           998,660
      6,000,000 Sheffield Receivables Corp.                                     1.340        01/07/2003         5,998,660
      2,330,000 Sheffield Receivables Corp.                                     1.360        01/10/2003         2,329,208
      4,000,000 Sheffield Receivables Corp.                                     1.330        01/15/2003         3,997,931
      1,930,000 Sheffield Receivables Corp.                                     1.350        01/21/2003         1,928,550
      4,000,000 Sheffield Receivables Corp.                                     1.350        01/23/2003         3,996,700
     10,000,000 The Coca-Cola Co.                                               1.270        03/07/2003         9,977,070
      5,000,000 Thunder Bay Funding, Inc.                                       1.330        01/06/2003         4,999,076
      1,000,000 Thunder Bay Funding, Inc.                                       1.420        01/15/2003           999,448
     11,700,000 Thunder Bay Funding, Inc.                                       1.320        02/07/2003        11,683,081
      5,000,000 Toronto Dominion Holdings                                       1.765        01/27/2003         4,993,626
      7,500,000 Toronto Dominion Holdings                                       1.330        06/17/2003         7,453,727
        400,000 Triple A One Funding Corp.                                      1.400        01/03/2003           399,969
      2,011,000 Triple A One Funding Corp.                                      1.350        01/14/2003         2,010,019
      2,045,000 Triple A One Funding Corp.                                      1.350        01/15/2003         2,043,926
      4,960,000 Triple A One Funding Corp.                                      1.370        01/15/2003         4,957,358
      1,003,000 Triple A One Funding Corp.                                      1.460        01/17/2003         1,002,349
      5,000,000 Triple A One Funding Corp.                                      1.330        01/29/2003         4,994,479
      5,000,000 UBS Finance, Inc.                                               1.350        01/06/2003         4,999,063
     10,000,000 UBS Finance, Inc.                                               1.310        02/13/2003         9,984,353
      3,100,000 UBS Finance, Inc.                                               1.290        03/05/2003         3,093,002
        767,227 Volkswagen Auto Lease Trust                                     1.390        01/20/2003           767,213
      6,000,000 Wells Fargo & Co.                                               1.810        01/06/2003         5,998,492
     10,000,000 Windmill Funding Corp.                                          1.780        01/02/2003         9,999,506

-------------------------------------------------------------------------------------------------------------------------
                  New England Zenith State Street Research Money Market Series Combined (unaudited)(d)
                                                    December 31, 2002

    Par
   Value                                Asset Name                             Rate       Maturity Date      Market Value
-------------------------------------------------------------------------------------------------------------------------
      3,000,000 Windmill Funding Corp.                                         1.710        01/08/2003         2,999,002
      6,000,000 Windmill Funding Corp.                                         1.550        01/15/2003         5,996,383
      5,000,000 Windmill Funding Corp.                                         1.790        01/03/2003         4,999,528
      2,500,000 Windmill Funding Corp.                                         1.780        01/07/2003         2,499,449
      4,000,000 Windmill Funding Corp.                                         1.330        01/14/2003         3,998,079
      2,500,000 Windmill Funding Corp.                                         1.350        01/22/2003         2,498,031
      4,860,000 World Omni Vehicle Leasing, Inc.                               1.370        01/15/2003         4,857,411
      2,675,000 World Omni Vehicle Leasing, Inc.                               1.370        01/16/2003         2,673,473
      5,000,000 World Omni Vehicle Leasing, Inc.                               1.370        01/17/2003         4,996,955
     12,000,000 Yorkshire Building Society                                     1.360        01/28/2003        11,987,669


    764,301,227 Total Investments                                                                            763,330,686
                (Cost $763,322,484)

New England Zenith Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                       General American  New England Zenith Fund   Adjustments
                                                        Capital Company   State Street Research  (References are
                                                          Money Market         Money Market        to Pro Forma         Pro Forma
                                                             Fund                 Series            Footnotes)          Combined
                                                       ----------------  ----------------------- ---------------     --------------
Assets
Investments at value *                                 $    372,148,114  $           391,182,572 $             0     $  763,330,686
Cash                                                             73,040                   28,009               0            101,049
Receivable for:                                                       0                        0
        Fund shares sold                                        210,279                1,507,607               0          1,717,886
        Open forward currency contracts - net                         0                        0               0                  0
        Futures variation margin                                      0                        0               0                  0
        Dividends and interest                                   53,298                        0               0             53,298
        Foreign taxes                                                 0                        0               0                  0
        Other assets                                                  0                      860               0                860
Prepaid expense                                                       0                        0               0                  0
                                                       ----------------  ----------------------- ---------------     --------------
            Total assets                                    372,484,731              392,719,048               0        765,203,779
                                                       ----------------  ----------------------- ---------------     --------------
Liabilities
   Payable for:
        Securities purchased                                          0                        0               0                  0
        Fund shares redeemed                                          0                2,990,441               0          2,990,441
        Open forward currency contracts - net                         0                        0               0                  0
        Return of collateral for securities loaned                    0                        0               0                  0
        Foreign taxes                                                 0                        0               0                  0
Accrued expenses:                                                     0                        0
        Management fees                                          39,406                  115,725               0            155,131
        Administrative fees                                      25,220                                                      25,220
        Service and distribution fees                                 0                   11,934               0             11,934
        Deferred trustees fees                                        0                  136,670               0            136,670
        Other expenses                                                0                   52,802               0             52,802
                                                       ----------------  ----------------------- ---------------     --------------
           Total liabilities                                     64,626                3,307,572               0          3,372,198
                                                       ----------------  ----------------------- ---------------     --------------
Net Assets                                             $    372,420,105  $           389,411,476 $             0     $  761,831,581
                                                       ================  ======================= ===============     ==============

-----------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                $    372,413,801  $           389,411,476 $             0        761,825,277
        Undistributed net investment income                           0                        0               0                  0
        Accumulated net realized gains (losses)                  (1,898)                       0               0             (1,898)
        Unrealized appreciation (depreciation) on
           investments and futures contracts                      8,202                        0               0              8,202
                                                       ----------------  ----------------------- ---------------     --------------
           Total                                       $    372,420,105  $           389,411,476 $             0     $  761,831,581
                                                       ================  ======================= ===============     ==============

                                                                                                 ---------------
Net Assets - Class A                                   $    372,420,105  $           332,151,135 $             0     $  704,571,240
                                                       ================  ======================= ===============     ==============
Net Assets - Class B                                                n/a  $            57,260,341               0         57,260,341
                                                       ================  ======================= ===============     ==============
Capital shares outstanding - Class A                         16,816,284                3,321,511     (13,092,083)(a)      7,045,712
                                                       ================  ======================= ===============     ==============
Capital shares outstanding - Class B                                n/a                  572,604                            572,604
                                                       ================  ======================= ===============     ==============

Net Asset Value and Offering Price Per Share - Class A $          22.15  $                100.00              --     $       100.00
                                                       ================  ======================= ===============     ==============
Net Asset Value and Offering Price Per Share - Class B              n/a  $                100.00                     $       100.00
                                                       ================  ======================= ===============     ==============

-----------------------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                 $    372,139,912  $           391,182,572 $            --        763,322,484

                        See notes to financial statements

New England Zenith Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS

For the period ended December 31, 2002 (UNAUDITED)

                                                            General American       New England Zenith Fund     Adjustments
                                                            Capital Company         State Street Research   (References are
                                                              Money Market               Money Market         to Pro Forma
                                                                  Fund                      Series              Footnotes)
                                                        ------------------------     -------------------     --------------
Investment Income

       Interest income                                  $              6,735,719               6,351,768                  0
                                                        ------------------------     -------------------     --------------
                                                                       6,735,719               6,351,768                  0
Expenses

     Management fees                                                     458,910               1,214,856            826,073 (b)
     Service and distribution fees                                             0                  86,674                  0
     Administrative fee                                                  293,703                       0           (293,703)(c)
     Trustees fees and expenses                                                0                  23,102                  0
     Custodian                                                                 0                 105,070             27,535 (e)
     Audit and tax services                                                    0                  21,450                  0
     Legal                                                                     0                  18,470                  0
     Printing                                                                  0                  81,504             25,125 (e)
     Insurance                                                                 0                   6,007                  0
     Miscellaneous expenses                                                    0                  20,701                  0
                                                        ------------------------     -------------------     --------------
         Total Expenses                                                  752,613               1,577,834            585,030
                                                                                                             --------------
                                                        ------------------------     -------------------     --------------
     Net investment income                                             5,983,106               4,773,934                  0
                                                        ------------------------     -------------------     --------------

Realized and Unrealized Gain (Loss) on Investments

     Net realized gain (loss) on investments                              (1,430)                      0                  0
     Net realized gain (loss) on foreign currency
      transactions                                                             0                       0                  0
     Net realized gain (loss) on futures transactions                          0                       0                  0
                                                        ------------------------     -------------------     --------------
        Net realized gain (loss) on investments,
         foreign currency, and futures transactions                       (1,430)                      0                  0

     Net unrealized appreciation (depreciation) on
      investments                                                        (23,428)                      0                  0
     Net unrealized appreciation (depreciation) on
      foreign currency transactions                                            0                       0                  0
     Net unrealized appreciation (depreciation) on
      futures transactions                                                     0                       0                  0
                                                        ------------------------     -------------------     --------------
     Net unrealized gain (loss) on investments,
      foreign currency, and futures transactions                         (23,428)                      0                  0
                                                        ------------------------     -------------------     --------------

     Net gain (loss)                                                     (24,858)                      0

Net increase (decrease) in Net Assets from Operations   $              5,958,248     $         4,773,934     $     (585,030)
                                                        ========================     ===================     ==============
                                                              Pro Forma
                                                              Combined
                                                        --------------------
Investment Income

       Interest income                                            13,087,487
                                                        --------------------
                                                                  13,087,487
Expenses

     Management fees                                               2,499,839
     Service and distribution fees                                    86,674
     Administrative fee                                                    0
     Trustees fees and expenses                                       23,102
     Custodian                                                       132,605
     Audit and tax services                                           21,450
     Legal                                                            18,470
     Printing                                                        106,629
     Insurance                                                         6,007
     Miscellaneous expenses                                           20,701
                                                        --------------------
         Total Expenses                                            2,915,477
                                                        --------------------
                                                        --------------------
     Net investment income                                        10,172,010
                                                        --------------------

Realized and Unrealized Gain (Loss) on Investments

     Net realized gain (loss) on investments                          (1,430)
     Net realized gain (loss) on foreign currency
      transactions                                                         0
     Net realized gain (loss) on futures transactions                      0
                                                        --------------------
        Net realized gain (loss) on investments,
         foreign currency, and futures transactions                   (1,430)

     Net unrealized appreciation (depreciation) on
      investments                                                    (23,428)
     Net unrealized appreciation (depreciation) on
      foreign currency transactions                                        0
     Net unrealized appreciation (depreciation) on
      futures transactions                                                 0
                                                        --------------------
     Net unrealized gain (loss) on investments,
      foreign currency, and futures transactions                     (23,428)
                                                        --------------------

     Net gain (loss)                                                 (24,858)

Net increase (decrease) in Net Assets from Operations   $         10,147,152
                                                        ====================
------------------------------------------------------------------------------------------------------------------------------------

              Notes to Pro Forma Combining Financial Statements (Unaudited)
                        December 31, 2002

              INTRODUCTORY PARAGRAPH

              The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Money Market Fund ("GACC Money Market Fund") in exchange for shares of New England Zenith State Street Research Money Market Series ("State Street Research Money Market Series") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, State Street Research Money Market Series, and the results of operations of State Street Research Money Market Series for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

              The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the GACC Money Market Fund and State Street Research Money Market Series, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

              The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the GACC Money Market Fund and State Street Research Money Market Series, which are incorporated by reference in the Statement of Additional Information.

              Note a

              Reflects change in shares outstanding due to the issuance of Class A shares of State Street Research Money Market Series in exchange for Class A Shares of GACC Money Market Fund based upon the net asset value of the State Street Research Money Market Series' Class A shares at December 31, 2002.

              Note b

              Reflects the State Street Research Money Market Series investment advisory fee rate of 0.35%.

              Note c

              Reflects reclassification of certain balances to conform to the State Street Research Money Market Series' expense structure.

              Note d

              No realignment of the portfolio is expected in connection with the Merger.


              Note e

              Reflects adjustment for estimated costs arising from the Merger

                             NEW ENGLAND ZENITH FUND

                                     PART C

                                OTHER INFORMATION

Item 15.     Indemnification

       See Article 4 of the Trust's Bylaws, as amended (the "Zenith Bylaws"), filed as Exhibit 1 to Post-Effective Amendment No. 23 on Form N-1A (File No. 2-83538) which Exhibit is incorporated herein by reference. In addition, the Trust maintains a trustees and officers liability insurance policy with a maximum coverage of $15 million under which the Trust and its trustees and officers are named insureds.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Zenith Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit of proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.     Exhibits

  (1)  (a)   Amended and Restated Agreement and Declaration of Trust dated
             October 30, 2000 ("Declaration of Trust") is incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 2-83538) filed on December 21, 2000.

       (b) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated February 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

       (c) Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated May 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

       (d) Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust dated June 28, 2001 is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

       (e) Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust dated May 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

  (2)  (a)   By-Laws, as amended, are incorporated herein by reference to
             Post-Effective Amendment No. 23 (File No. 2-83538) filed on March
             2, 1998.

       (b) Amendment to By-Laws relating to Electronic Proxy Voting is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

  (3)  None.

  (4) Agreement and Plan of Reorganization between the General American Capital Company, on behalf of its Money Market Fund, the New England Zenith Fund, on behalf of its State Street Research Money Market Series and MetLife Advisers, LLC.*

  (5)  None.

  (6)  (a)   Advisory Agreements by and between New England Investment
             Management, LLC ("NEIM") (formerly New England Investment
             Management, Inc. and prior to that, TNE Advisers, Inc.) and the Fund, on behalf of each of its Loomis Sayles Small Cap, Alger
             Equity Growth, Davis Venture Value, Westpeak Growth and Income,
             Back Bay Advisors Managed, Salomon Brothers Strategic Bond
             Opportunities, Back Bay Advisors Bond Income, Salomon Brothers U.S.
             Government and Back Bay Advisors Money Market Series are incorporated herein by reference to Post-Effective Amendment No. 24
             (File No. 2-83538) filed on May 1, 1998 as Exhibits 5(a) as follows:

               (i)    Loomis Sayles Small Cap Series

               (ii)   Alger Equity Growth Series

               (iii)  Davis Venture Value Series

               (iv)   Westpeak Growth and Income Series

               (v)    Back Bay Advisors Managed Series

               (vi)   Salomon Brothers Strategic Bond Opportunities Series

               (vii)  Back Bay Advisors Bond Income Series

               (viii) Salomon Brothers U.S. Government Series

               (ix)   Back Bay Advisors Money Market Series

       (b) Advisory Agreement between the Fund on behalf of its Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs MidCap Value Series) and NEIM is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

       (c) Advisory Agreements by and between the Fund, on behalf of each of its MFS Investors Trust Series (formerly, MFS Investors Series) and MFS Research Managers Series, and NEIM are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

       (d) Advisory Agreement between the Fund, on behalf of its Zenith Equity Series (formerly Capital Growth Series), and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (e) Amended and Restated Advisory Agreement between the Fund, on behalf of its Balanced Series (formerly Loomis Sayles Balanced Series) and NEIM is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

       (f) Advisory Agreement between the Fund, on behalf of its Jennison Focused Growth Series, and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (g) Advisory Agreement between the Fund, on behalf of its Capital Guardian U.S. Equity Series, and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (h) Advisory Agreement between the Fund, on behalf of its FI Mid Cap Opportunities Series, and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (i) Subadvisory Agreements relating to the following Series of the Registrant, by and between NEIM and the subadvisers indicated in parentheses, are incorporated herein to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998 as Exhibits 5(b) as follows:

               (1)  Alger Equity Growth Series (Fred Alger Management Inc.)

               (2) Salomon Brothers Strategic Bond Opportunities Series (Salomon Brothers Asset Management Inc. ["SBAM"] and Salomon Brothers Asset Management Limited ["SBAM Ltd"].)

               (3)  Salomon Brothers U.S. Government Series (SBAM)

       (j) Sub-Advisory Agreement for the Davis Venture Value Series by and among NEIM, Davis Selected Advisers, L.P. and Davis Selected Advisers - NY, Inc. dated as of January 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

       (k) Sub-Advisory Agreements for the MFS Investors Series and the MFS Research Managers Series are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

       (l) Sub-Advisory Agreement for the Balanced Series between NEIM and Wellington Management Company, LLP is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

       (m) Sub-Advisory Agreement for the Harris Oakmark Focused Value Series (formerly Harris Oakmark Mid Cap Value Series) between NEIM and Harris Associates L.P. dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

       (n) Sub-Advisory Agreement for the Loomis Sayles Small Cap Series by and between NEIM and Loomis, Sayles & Company, L.P. dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

       (o) Sub-Advisory Agreement for the State Street Research Money Market Series by and between MetLife Advisers, LLC and State Street Research and Management Company is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

       (p) Sub-Advisory Agreement for the State Street Research Bond Income Series by and between MetLife Advisers, LLC and State Street Research and Management Company is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

       (q) Sub-Advisory Agreement for MFS Total Return Series by and between MetLife Advisers, LLC and Massachusetts Financial Services Company is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

       (r) Sub-Advisory Agreement for Capital Guardian U.S. Equity Series by and between MetLife Advisers, LLC and Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (s) Sub-Advisory Agreement for Jennison Growth Series by and between MetLife Advisers, LLC and Jennison Associates, LLC is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (t) Sub-Advisory Agreement for FI Mid Cap Opportunities Series by and between MetLife Advisers, LLC and Fidelity Management & Research Company is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (u) Sub-Advisory Agreement for FI Structured Equity Series by and between MetLife Advisers, LLC and Fidelity Management & Research Company is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

       (v) Sub-Sub-Advisory Agreement between FMR and Fidelity Management & Research Company is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 2-83538) filed on April 29, 2002.

  (7) Distribution Agreement by and between New England Securities Corporation ("NES") and the Fund, dated as of February 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

  (8)  None.

  (9)  (a)   Amended and Restated Custodian Contract among the Fund, New England
             Mutual Life Insurance Company ("The New England"), and State Street
             Bank and Trust Company ("State Street"), dated September 24, 1992, is incorporated herein by reference to Post-Effective No. 24 (File
             No. 2-83538) filed on May 1, 1998.

       (b) Amendment No. 1, dated April 29, 1993, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Westpeak Growth and Income and Loomis Sayles Avanti Growth Series, is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

       (c) Amendment No. 2, dated April 29, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

       (d) Amendment No. 3, dated October 31, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Davis Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

       (e) Amendment No. 4, dated as of April 28, 1999, to the Amended and Restated Custodian Contract, among the Fund, NELICO and State Street relating to the applicability of the Custodian Contract to each of the MFS Investors Series and the MFS Research Managers Series, is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

       (f) Amendment, dated as of November 17, 1999, to Amended and Restated Custodian Agreement among the Fund, State Street and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 2-83538) filed on March 2, 2000.

         (g) Amendment, dated as of August 3, 2000, to Amended and Restated Custodian Agreement between the Fund and State Street is incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 2-83538) filed on December 21, 2000.

    (10) (a) Class B and Class E Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

         (b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

    (11) Opinion and consent of Ropes & Gray with respect to the legality of the securities being registered.*

    (12) Opinion and consent of Ropes & Gray on tax matters and consequences to shareholders (form of tax opinion filed herewith).**

    (13) None.

    (14) Consent of Deloitte & Touche LLP.*

    (15) None.

    (16) (a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 2-83538) filed on March 2, 2000.

         (b) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

    (17) (a)   Form of Voting Instruction Form.*

         (b) Annual Report for the fiscal year ended December 31, 2002 of the State Street Research Money Market Series of the Trust.*

         (c) Annual Report for the fiscal year ended December 31, 2002 of the Money Market Fund of the General American Capital Company (the "Company").*

         (d) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Prospectus/Proxy Statement and the Statement of Additional Information for the Series referenced below:

               . The Prospectus of the Company dated May 1, 2002 - 0001068800-02-000108

               .   As supplemented on May 6, 2002 - 0001068800-02-000114

               . As supplemented with respect to the General American Capital Company Mid-Cap Equity Fund on October 7, 2002 - 0001068800-02-00279

               . The Statement of Additional Information of the Company dated May 1, 2002 - 0001068800-02-000108

               .   As supplemented on May 6, 2002 - 0001068800-02-000114

               .   As supplemented on December 18, 2002 - 0000950109-02-005116

               . The Statement of Additional Information of the Trust dated May 1, 2002 - 0000927016-02-002340

               .   As supplemented on October 18, 2002 - 0000950109-02-005116

               . Annual Report to Shareholders of the Trust for the State Street Research Money Market Series dated December 31, 2002 (filed herewith as Exhibit 17(b))

               . Annual Report to Shareholders of the Company for the Money Market Fund dated December 31, 2002 (filed herewith as
                   Exhibit 17(c))

               . The Statement of Additional Information of the Company dated March 24, 2003, relating to the proposed acquisition of the Money Market Fund by the Zenith State Street Research Money Market Series (filed herewith as Part B).


------------------------
*   Filed herewith
**  To be filed by amendment

Item 17.       Undertakings

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

A copy of the Agreement and Declaration of Trust establishing New England Zenith Fund is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in the city of Boston and the Commonwealth of Massachusetts on the 18th day of February, 2003.

                                              New England Zenith Fund

                                              By: /s/ ANNE GOGGIN
                                                  ---------------
                                                  Anne Goggin
                                                  President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and as of the date indicated.

/s/ ANNE GOGGIN              Chairman of the Board;         February 18, 2003
---------------              Chief Executive Officer;
Anne Goggin                  President and Trustee

/s/ PETER DUFFY              Treasurer;                     February 18, 2003
----------------             Principal Financial and
Peter Duffy                  Accounting Officer

JOHN J. ARENA*               Trustee                        February 18, 2003
-------------
John J. Arena

JOHN W. FLYNN*               Trustee                        February 18, 2003
-------------
John W. Flynn

MARY ANN BROWN*              Trustee                        February 18, 2003
--------------
Mary Ann Brown

NANCY HAWTHORNE*             Trustee                        February 18, 2003
---------------
Nancy Hawthorne

EDWARD A. BENJAMIN*          Trustee                        February 18, 2003
------------------
Edward A. Benjamin

JOHN T. LUDES*               Trustee                        February 18, 2003
-------------
John T. Ludes

DALE ROGERS MARSHALL*        Trustee                        February 18, 2003
--------------------
Dale Rogers Marshall

                                         *By: /s/ THOMAS M. LENZ
                                              ------------------
                                              Thomas M. Lenz
                                              Attorney-in-Fact
                                              February 18, 2003

                                  EXHIBIT INDEX

Exhibit     Item
-------     ----

(11) Opinion and consent of Ropes & Gray with respect to the legality of the securities being registered.

(12) Form of opinion and consent of Ropes & Gray on tax matters and consequences to shareholders.

(14)        Consent of Deloitte & Touche LLP.

(17)(a)     Form of Voting Instruction Form.

(17)(b) Annual Report for the fiscal year ended December 31, 2002 of the Trust for the State Street Research Money Market Series.

(17)(c) Annual Report for the fiscal year ended December 31, 2002 of GACC for the Money Market Fund.